UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10395

Pioneer Series Trust VII
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Global Multisector Income Fund

NQ | 31 January, 2019

Ticker Symbols: Class A PGABX Class C PGCBX Class Y PGYBX

Shares		Value
	UNAFFILIATED ISSUERS - 97.3%
	CONVERTIBLE PREFERRED STOCKS - 0.5% of Net Assets
	Banks - 0.5%
94(a)	Bank of America Corp., 7.25%	$121,557
95(a)	Wells Fargo & Co., 7.5%	121,809
	Total Banks	$243,366
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $238,057)	$243,366
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - 0.4% of Net Assets
69,825	Hardee’s Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	$70,652
100,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	99,208
33,820(b)	RCO Mortgage LLC, Series 2017-1, Class A1, 3.375%, 8/25/22 (144A)	33,637
149(b)	Structured Asset Securities Corp., Series 2004-19XS, Class A6B, 4.945%, 10/25/34	152
2,761(b)	Terwin Mortgage Trust, Series 2005-16HE, Class AF2, 4.761%, 9/25/36	2,757
	TOTAL ASSET BACKED SECURITIES
	(Cost $206,499)	$206,406
	COLLATERALIZED MORTGAGE OBLIGATIONS - 6.7% of Net Assets
46,188(c)	Agate Bay Mortgage Trust, Series 2015-1, Class A13, 3.5%, 1/25/45 (144A)	$45,390
239(d)	Alternative Loan Trust, Series 2003-14T1, Class A9, 2.96% (1 Month USD LIBOR + 45 bps), 8/25/18	149
100,000(d)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2017-FL1, Class B, 5.009% (1 Month USD LIBOR + 250 bps), 4/15/27 (144A)	103,000
100,000(d)	BAMLL Commercial Mortgage Securities Trust, Series 2014-FL1, Class B, 4.655% (1 Month USD LIBOR + 220 bps), 12/15/31 (144A)	99,936
80,000	BANK, Series 2017-BNK5, Class AS, 3.624%, 6/15/60	79,605
50,000(c)	BANK, Series 2017-BNK8, Class B, 3.931%, 11/15/50	50,371
55,614(b)(e)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 7/25/37 (144A)	-
150,000	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615%, 2/15/51	151,611
2,672(c)	CHL Mortgage Pass-Through Trust, Series 2003-56, Class 4A2, 4.529%, 12/25/33	2,731
100,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47	104,996
75,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345%, 10/10/47	77,292
100,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5, 3.137%, 2/10/48	99,366
250,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class D, 3.0%, 10/10/49 (144A)	206,844
100,000(d)	CLNS Trust, Series 2017-IKPR, Class C, 3.619% (1 Month USD LIBOR + 110 bps), 6/11/32 (144A)	98,995
100,000(d)	Cold Storage Trust, Series 2017-ICE3, Class C, 3.859% (1 Month USD LIBOR + 135 bps), 4/15/36 (144A)	99,341
88,219	COMM Mortgage Trust, Series 2012-CR3, Class A3, 2.822%, 10/15/45	87,221
50,000	COMM Mortgage Trust, Series 2013-LC6, Class A4, 2.941%, 1/10/46	49,697
100,000(c)	COMM Mortgage Trust, Series 2015-CR23, Class CMD, 3.685%, 5/10/48 (144A)	99,322
100,000(c)	COMM Mortgage Trust, Series 2015-CR25, Class B, 4.544%, 8/10/48	102,904
241,451	Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class AHR, 3.651%, 2/10/49	243,375
50,000(c)	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.537%, 11/15/48	50,031
4,642	Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	4,780
45,000(c)	FREMF Mortgage Trust, Series 2010-K9, Class B, 5.207%, 9/25/45 (144A)	46,229
50,000(c)	FREMF Mortgage Trust, Series 2015-K51, Class B, 3.953%, 10/25/48 (144A)	49,681
20,195	Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35	21,051
18,345	Government National Mortgage Association, Series 2009-83, Class EB, 4.5%, 9/20/39	19,362
194,320	Government National Mortgage Association, Series 2018-20, Class A, 2.5%, 9/16/49	190,789
150,000(c)	GS Mortgage Securities RE-Remic Trust, Series 2015-FRR1, Class K3A, 3.114%, 6/27/41	149,256
100,000(d)	IMT Trust, Series 2017-APTS, Class BFL, 3.459% (1 Month USD LIBOR + 95 bps), 6/15/34 (144A)	98,626
42,825(d)	Interstar Millennium Trust, Series 2003-3G, Class A2, 3.322% (3 Month USD LIBOR + 50 bps), 9/27/35	41,288
22,495	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.171%, 8/15/46	22,972
75,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A5, 2.84%, 12/15/47	74,301
69,392(c)	JP Morgan Mortgage Trust, Series 2016-3, Class 2A1, 3.0%, 10/25/46 (144A)	68,441
199,379(c)	Mill City Mortgage Loan Trust, Series 2017-3, Class M2, 3.25%, 1/25/61 (144A)	188,782
	50,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class D, 4.237%, 4/15/48 (144A)	44,025
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	105,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.0%, 3/15/49 (144A)	$90,299
	68(d)	RALI Trust, Series 2002-QS16, Class A2, 3.06% (1 Month USD LIBOR + 55 bps), 10/25/17	68
	201,894(c)	Sequoia Mortgage Trust, Series 2013-4, Class A2, 2.5%, 4/25/43	192,517
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $3,178,180)	$3,154,644
		CORPORATE BONDS - 35.6% of Net Assets
		Aerospace & Defense - 0.5%
	50,000	Embraer Netherlands Finance BV, 5.4%, 2/1/27	$52,750
	125,000	Rockwell Collins, Inc., 3.2%, 3/15/24	122,010
	40,000	United Technologies Corp., 4.125%, 11/16/28	41,143
		Total Aerospace & Defense	$215,903
		Agriculture - 0.5%
EUR	100,000	BAT Capital Corp., 1.125%, 11/16/23	$113,667
EUR	100,000	Imperial Brands Finance Plc, 2.25%, 2/26/21	118,326
		Total Agriculture	$231,993
		Airlines - 0.0%†
	1,696	Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	$1,704
	15,000	Delta Air Lines, Inc., 2.875%, 3/13/20	14,915
		Total Airlines	$16,619
		Auto Manufacturers - 0.4%
	110,000	Ford Motor Co., 4.346%, 12/8/26	$98,220
	90,000	General Motors Co., 6.6%, 4/1/36	91,311
		Total Auto Manufacturers	$189,531
		Banks - 8.7%
	200,000	Access Bank Plc, 10.5%, 10/19/21 (144A)	$215,790
EUR	200,000(c)	Barclays Plc, 2.625% (5 Year EUR Swap Rate + 245 bps), 11/11/25	227,787
EUR	150,000	BNP Paribas SA, 2.375%, 2/17/25	175,934
EUR	200,000	BPCE SA, 2.875%, 4/22/26	243,223
EUR	200,000	CaixaBank SA, 1.125%, 5/17/24	227,447
	75,000	Cooperatieve Rabobank UA, 3.875%, 2/8/22	76,651
	200,000(a)(c)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	205,500
EUR	200,000(a)(c)	Erste Group Bank AG, 8.875% (5 Year EUR Swap Rate + 902 bps)	262,079
	150,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	137,625
EUR	100,000	Goldman Sachs Group, Inc., 1.625%, 7/27/26	113,427
	105,000(c)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	105,455
EUR	100,000	HSBC Holdings Plc, 0.875%, 9/6/24	112,707
EUR	200,000(c)	ING Groep NV, 3.0% (5 Year EUR Swap Rate + 285 bps), 4/11/28	239,431
EUR	200,000(a)(c)	Intesa Sanpaolo S.p.A., 7.75% (5 Year EUR Swap Rate + 719 bps)	241,917
EUR	200,000(a)(c)	Lloyds Banking Group Plc, 6.375% (5 Year EUR Swap Rate + 529 bps)	235,180
EUR	100,000(d)	Mediobanca Banca di Credito Finanziario S.p.A., 0.484% (3 Month EURIBOR + 80 bps), 5/18/22	111,117
	75,000	Morgan Stanley, 4.1%, 5/22/23	76,608
	50,000	Morgan Stanley, 4.875%, 11/1/22	52,367
EUR	100,000	Nykredit Realkredit AS, 0.75%, 7/14/21	114,775
	200,000	QNB Finansbank AS, 4.875%, 5/19/22 (144A)	192,018
	200,000(a)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	206,600
	90,000(c)	SunTrust Bank, 2.59% (3 Month USD LIBOR + 30 bps), 1/29/21	89,600
EUR	200,000	UBS Group Funding Switzerland AG, 1.75%, 11/16/22	236,568
	200,000(a)(c)	UBS Group Funding Switzerland AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	201,250
		Total Banks	$4,101,056
		Beverages - 0.6%
	115,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	$120,085
	100,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)	90,344
	55,000	Constellation Brands, Inc., 2.25%, 11/6/20	54,087
		Total Beverages	$264,516
		Biotechnology - 0.3%
	115,000	Biogen, Inc., 5.2%, 9/15/45	$124,392
		Total Biotechnology	$124,392
		Building Materials - 1.3%
EUR	100,000	Buzzi Unicem S.p.A., 2.125%, 4/28/23	$116,445
EUR	125,000	CRH Finance, DAC, 3.125%, 4/3/23	158,189
EUR	100,000	HeidelbergCement AG, 2.25%, 6/3/24	119,215
EUR	100,000	Holcim Finance Luxembourg SA, 2.25%, 5/26/28	114,238
	35,000	Owens Corning, 3.4%, 8/15/26	31,538
	27,000	Owens Corning, 4.3%, 7/15/47	20,290
	20,000	Owens Corning, 4.4%, 1/30/48	15,281
		Total Building Materials	$575,196
		Chemicals - 0.7%
EUR	100,000	Arkema SA, 1.5%, 1/20/25	$117,634
EUR	100,000	Covestro AG, 1.75%, 9/25/24	118,437
	95,000	DowDuPont, Inc., 4.205%, 11/15/23	98,470
		Total Chemicals	$334,541
		Commercial Services - 0.3%
EUR	100,000	Brisa Concessao Rodoviaria SA, 2.0%, 3/22/23	$119,673
	Principal Amount USD ($)		Value
		Commercial Services - (continued)
	20,000	Moody’s Corp., 3.25%, 6/7/21	$20,021
		Total Commercial Services	$139,694
		Diversified Financial Services - 0.4%
	56,000	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	$57,627
	125,000	Capital One Financial Corp., 4.25%, 4/30/25	127,517
		Total Diversified Financial Services	$185,144
		Electric - 1.4%
GBP	125,000	Cadent Finance Plc, 2.125%, 9/22/28	$156,946
EUR	100,000	Coentreprise de Transport d’Electricite SA, 0.875%, 9/29/24	114,803
	5,000	Edison International, 2.4%, 9/15/22	4,569
EUR	100,000	EDP Finance BV, 1.875%, 9/29/23	119,029
GBP	75,000	innogy Finance BV, 5.625%, 12/6/23	114,451
	85,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	82,479
	65,000	Sempra Energy, 3.4%, 2/1/28	60,696
	8,000(a)(c)	Southern California Edison Co., 6.25% (3 Month USD LIBOR + 420 bps)	7,520
		Total Electric	$660,493
		Electrical Components & Equipment - 0.4%
EUR	100,000	Belden, Inc., 2.875%, 9/15/25 (144A)	$111,348
EUR	100,000	Legrand SA, 1.875%, 7/6/32	120,866
		Total Electrical Components & Equipment	$232,214
		Electronics - 0.4%
	41,000	Amphenol Corp., 3.2%, 4/1/24	$39,866
	63,000	Amphenol Corp., 4.35%, 6/1/29	64,323
	100,000	Flex, Ltd., 4.625%, 2/15/20	100,925
		Total Electronics	$205,114
		Engineering & Construction - 0.2%
EUR	100,000(a)(c)	Ferrovial Netherlands BV, 2.124% (5 Year EUR Swap Rate + 213 bps)	$98,027
		Total Engineering & Construction	$98,027
		Entertainment - 0.3%
	50,000	Scientific Games International, Inc., 10.0%, 12/1/22	$52,562
EUR	90,000	WMG Acquisition Corp., 4.125%, 11/1/24 (144A)	107,116
		Total Entertainment	$159,678
		Food - 0.1%
	65,000	Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)	$64,210
		Total Food	$64,210
		Forest Products & Paper - 0.1%
	50,000	International Paper Co., 4.8%, 6/15/44	$47,311
	5,000	International Paper Co., 6.0%, 11/15/41	5,397
		Total Forest Products & Paper	$52,708
		Gas - 0.2%
	15,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$14,342
	78,838	Nakilat, Inc., 6.267%, 12/31/33 (144A)	88,314
		Total Gas	$102,656
		Healthcare-Products - 0.9%
	24,000	Abbott Laboratories, 3.75%, 11/30/26	$24,496
	190,000(d)	Becton Dickinson & Co., 3.678% (3 Month USD LIBOR + 88 bps), 12/29/20	189,162
	100,000	Boston Scientific Corp., 4.0%, 3/1/28	100,655
	120,000	Medtronic, Inc., 3.15%, 3/15/22	121,080
		Total Healthcare-Products	$435,393
		Healthcare-Services - 0.8%
	38,000	Anthem, Inc., 3.35%, 12/1/24	$37,618
	40,000	Anthem, Inc., 3.65%, 12/1/27	39,342
	6,000	Anthem, Inc., 4.101%, 3/1/28	6,054
	30,000	Centene Corp., 5.625%, 2/15/21	30,450
	80,000	Humana, Inc., 3.95%, 3/15/27	79,432
	173,000	Rede D’or Finance S.a.r.l., 4.95%, 1/17/28 (144A)	161,322
		Total Healthcare-Services	$354,218
		Insurance - 3.4%
EUR	100,000(a)(c)	Allianz SE, 3.375% (EUAMDB10 + 320 bps)	$120,972
EUR	200,000	Assicurazioni Generali S.p.A., 4.125%, 5/4/26	242,592
EUR	100,000(c)	Aviva Plc, 6.125% (5 Year EUR Swap Rate + 513 bps), 7/5/43	130,611
EUR	100,000(a)(c)	AXA SA, 3.875% (EUR Swap Rate + 325 bps)	120,167
	60,000	AXA SA, 8.6%, 12/15/30	76,500
EUR	100,000(c)	CNP Assurances, 6.0% (3 Month EURIBOR + 447 bps), 9/14/40	124,116
	35,000	Delphi Financial Group, Inc., 7.875%, 1/31/20	36,494
	100,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	85,212
	100,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	134,303
EUR	100,000(c)	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 6.25% (3 Month EURIBOR + 495 bps), 5/26/42	133,857
EUR	100,000(a)(c)	NN Group NV, 4.375% (3 Month EURIBOR + 390 bps)	118,740
	60,000	Protective Life Corp., 4.3%, 9/30/28 (144A)	60,564
	45,000	Protective Life Corp., 7.375%, 10/15/19	46,311
	100,000	Teachers Insurance & Annuity Association of America, 4.9%, 9/15/44 (144A)	106,838
	65,000	Torchmark Corp., 4.55%, 9/15/28	66,500
		Total Insurance	$1,603,777
	Principal Amount USD ($)		Value
		Internet - 0.4%
	125,000	Booking Holdings, Inc., 3.55%, 3/15/28	$120,445
	50,000	Expedia Group, Inc., 3.8%, 2/15/28	47,137
		Total Internet	$167,582
		Iron/Steel - 0.4%
	200,000	Gerdau Trade, Inc., 4.875%, 10/24/27 (144A)	$195,000
		Total Iron/Steel	$195,000
		Lodging - 0.3%
EUR	100,000	Accor SA, 1.25%, 1/25/24	$114,909
		Total Lodging	$114,909
		Media - 1.0%
	60,000	Comcast Corp., 4.15%, 10/15/28	$62,127
	50,000	Comcast Corp., 4.25%, 10/15/30	51,829
	200,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	192,250
EUR	150,000	Sky, Ltd., 1.5%, 9/15/21	176,012
		Total Media	$482,218
		Mining - 0.3%
EUR	100,000	Anglo American Capital Plc, 3.25%, 4/3/23	$122,417
		Total Mining	$122,417
		Oil & Gas - 2.0%
EUR	175,000	BP Capital Markets Plc, 1.373%, 3/3/22	$207,028
	120,000	Continental Resources, Inc., 4.375%, 1/15/28	119,389
	63,000	EQT Corp., 3.9%, 10/1/27	57,059
	80,000	Marathon Petroleum Corp., 5.375%, 10/1/22 (144A)	80,472
EUR	200,000(c)	Repsol International Finance BV, 4.5% (EUR Swap Rate + 420 bps), 3/25/75	242,276
EUR	100,000(a)(c)	TOTAL SA, 2.25% (5 Year EUR Swap Rate + 186 bps)	116,566
	29,000	Valero Energy Corp., 6.625%, 6/15/37	33,724
ARS	2,154,200	YPF SA, 16.5%, 5/9/22 (144A)	36,543
		Total Oil & Gas	$893,057
		Pharmaceuticals - 1.7%
EUR	100,000	Bausch Health Cos., Inc., 4.5%, 5/15/23	$113,172
	116,000	Cardinal Health, Inc., 3.079%, 6/15/24	110,679
	45,000	Cigna Corp., 4.375%, 10/15/28 (144A)	46,207
	165,000	CVS Health Corp., 4.1%, 3/25/25	167,991
	11,539	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	12,369
	200,000	Perrigo Finance Unlimited Co., 3.9%, 12/15/24	185,609
	206,000	Shire Acquisitions Investments Ireland, DAC, 2.875%, 9/23/23	198,008
		Total Pharmaceuticals	$834,035
		Pipelines - 2.7%
	55,000	Cheniere Energy Partners LP, 5.25%, 10/1/25	$55,275
	75,000	Enable Midstream Partners LP, 3.9%, 5/15/24	72,959
	100,000	Enable Midstream Partners LP, 4.4%, 3/15/27	95,876
	100,000	Energy Transfer LP, 5.875%, 1/15/24	106,250
	60,000	Energy Transfer Operating LP, 6.0%, 6/15/48	61,556
	85,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	72,888
	81,000	Enterprise Products Operating LLC, 2.8%, 2/15/21	80,933
	185,000	Kinder Morgan, Inc., 5.55%, 6/1/45	193,683
	125,000	MPLX LP, 4.875%, 12/1/24	130,332
	125,000	Phillips 66 Partners LP, 3.75%, 3/1/28	118,922
	34,000	Plains All American Pipeline LP/PAA Finance Corp., 4.9%, 2/15/45	31,049
	60,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	62,020
	60,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	59,707
	90,000	Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)	85,772
	57,000	Williams Cos., Inc., 5.75%, 6/24/44	60,088
	13,000	Williams Cos., Inc., 7.75%, 6/15/31	15,723
		Total Pipelines	$1,303,033
		Real Estate - 0.7%
EUR	100,000	Akelius Residential Property AB, 1.125%, 3/14/24	$110,048
EUR	100,000	Annington Funding Plc, 1.65%, 7/12/24	113,052
EUR	100,000(a)(c)	ATF Netherlands BV, 3.75% (5 Year EUR Swap Rate + 438 bps)	113,129
		Total Real Estate	$336,229
		REITS - 1.6%
	25,000	Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23	$25,241
	40,000	Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	41,282
	55,000	Essex Portfolio LP, 3.625%, 5/1/27	53,315
EUR	200,000	GELF Bond Issuer I SA, 0.875%, 10/20/22	227,135
	60,000	Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	57,715
	35,000	Highwoods Realty LP, 3.625%, 1/15/23	34,632
EUR	100,000	Merlin Properties Socimi SA, 2.225%, 4/25/23	118,510
	50,000	SBA Tower Trust, 2.877%, 7/9/21 (144A)	49,167
	27,000	UDR, Inc., 4.0%, 10/1/25	27,038
	25,000	UDR, Inc., 4.4%, 1/26/29	25,646
	100,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.0%, 4/15/23 (144A)	94,750
		Total REITS	$754,431
		Retail - 0.1%
	75,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)	$71,373
		Total Retail	$71,373
	Principal Amount USD ($)		Value
		Savings & Loans - 0.2%
EUR	100,000	Leeds Building Society, 1.375%, 5/5/22	$113,673
		Total Savings & Loans	$113,673
		Software - 0.4%
	36,000	Fiserv, Inc., 3.8%, 10/1/23	$36,031
EUR	100,000	IQVIA, Inc., 2.875%, 9/15/25 (144A)	113,301
		Total Software	$149,332
		Telecommunications - 1.6%
	200,000	Digicel, Ltd., 6.0%, 4/15/21 (144A)	$185,000
	40,000	Frontier Communications Corp., 7.125%, 1/15/23	23,800
GBP	100,000	Koninklijke KPN NV, 5.0%, 11/18/26	145,000
EUR	125,000(a)(c)	Orange SA, 5.0% (5 Year EUR Swap Rate + 399 bps)	155,805
	50,000	Sprint Corp., 7.25%, 9/15/21	52,500
	20,000	Sprint Corp., 7.625%, 3/1/26	20,775
EUR	100,000	Telekom Finanzmanagement GmbH, 3.5%, 7/4/23	128,747
	25,000	Unison Ground Lease Funding LLC, 2.981%, 3/15/20 (144A)	24,879
		Total Telecommunications	$736,506
		Water - 0.3%
EUR	100,000	FCC Aqualia SA, 1.413%, 6/8/22	$114,445
		Total Water	$114,445
		TOTAL CORPORATE BONDS
		(Cost $17,054,797)	$16,735,313
		FOREIGN GOVERNMENT BONDS - 26.7% of Net Assets
		Angola - 0.4%
	200,000	Angolan Government International Bond, 8.25%, 5/9/28 (144A)	$205,952
		Total Angola	$205,952
		Argentina - 1.8%
	100,000	Argentine Republic Government International Bond, 6.875%, 1/26/27	$84,651
	300,000	Argentine Republic Government International Bond, 7.5%, 4/22/26	265,953
	250,000	Autonomous City of Buenos Aires Argentina, 7.5%, 6/1/27 (144A)	228,600
	300,000	Provincia de Buenos Aires, 9.125%, 3/16/24 (144A)	272,403
		Total Argentina	$851,607
		Australia - 0.5%
AUD	310,000	Australia Government Bond, 2.75%, 11/21/28	$235,026
		Total Australia	$235,026
		Austria - 0.2%
EUR	50,000	Republic of Austria Government Bond, 4.15%, 3/15/37 (144A)	$88,014
		Total Austria	$88,014
		Bahrain - 0.4%
	200,000	Bahrain Government International Bond, 7.0%, 10/12/28 (144A)	$206,616
		Total Bahrain	$206,616
		Dominican Republic - 0.3%
DOP	8,000,000	Dominican Republic International Bond, 8.9%, 2/15/23 (144A)	$155,538
		Total Dominican Republic	$155,538
		Ecuador - 0.1%
	39,474(d)	EP PetroEcuador via Noble Sovereign Funding I, Ltd., 8.443% (3 Month USD LIBOR + 563 bps), 9/24/19	$39,454
		Total Ecuador	$39,454
		Indonesia - 0.5%
IDR	3,744,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$232,049
		Total Indonesia	$232,049
		Japan - 7.2%
JPY	120,000,000	Japan Government Ten Year Bond, 0.1%, 9/20/26	$1,122,142
JPY	50,000,000	Japan Government Ten Year Bond, 1.0%, 12/20/21	474,650
JPY	75,000,000	Japan Government Thirty Year Bond, 0.8%, 12/20/47	718,422
JPY	110,000,000	Japan Government Twenty Year Bond, 0.6%, 12/20/37	1,044,765
		Total Japan	$3,359,979
		Kenya - 0.4%
	200,000	Kenya Government International Bond, 7.25%, 2/28/28 (144A)	$195,144
		Total Kenya	$195,144
		Mexico - 1.4%
MXN	300,000	Mexican Bonos, 7.5%, 6/3/27	$14,795
MXN	8,955,000	Mexican Bonos, 8.0%, 12/7/23	463,975
MXN	3,589,487	Mexican Udibonos, 2.0%, 6/9/22	174,256
		Total Mexico	$653,026
		Nigeria - 0.9%
	408,000	Africa Finance Corp., 4.375%, 4/29/20 (144A)	$405,560
		Total Nigeria	$405,560
		Norway - 1.7%
NOK	6,750,000	Norway Government Bond, 4.5%, 5/22/19 (144A)	$808,201
		Total Norway	$808,201
		Oman - 0.8%
	200,000	Oman Government International Bond, 5.375%, 3/8/27 (144A)	$180,805
	200,000	Oman Government International Bond, 5.625%, 1/17/28 (144A)	181,914
		Total Oman	$362,719
	Principal Amount USD ($)		Value
		Portugal - 0.3%
EUR	100,000	Portugal Obrigacoes do Tesouro OT, 4.95%, 10/25/23 (144A)	$139,510
		Total Portugal	$139,510
		Senegal - 0.4%
	200,000	Senegal Government International Bond, 6.25%, 5/23/33 (144A)	$185,398
		Total Senegal	$185,398
		Sri Lanka - 0.5%
	225,000	Sri Lanka Government International Bond, 5.75%, 4/18/23 (144A)	$217,669
		Total Sri Lanka	$217,669
		Sweden - 2.9%
SEK	2,300,000	Sweden Government Bond, 2.5%, 5/12/25	$292,599
SEK	9,590,000	Sweden Government Bond, 4.25%, 3/12/19	1,064,826
		Total Sweden	$1,357,425
		Turkey - 0.5%
	250,000	Turkey Government International Bond, 3.25%, 3/23/23	$227,500
		Total Turkey	$227,500
		Ukraine - 0.4%
	200,000	Ukraine Government International Bond, 8.994%, 2/1/24 (144A)	$196,500
		Total Ukraine	$196,500
		United Kingdom - 3.6%
GBP	475,000	United Kingdom Gilt, 0.5%, 7/22/22	$616,375
GBP	450,000	United Kingdom Gilt, 3.5%, 1/22/45	808,020
GBP	150,000	United Kingdom Gilt, 4.25%, 9/7/39	285,279
		Total United Kingdom	$1,709,674
		Uruguay - 1.5%
UYU	15,035,000	Uruguay Government International Bond, 8.5%, 3/15/28 (144A)	$403,991
UYU	9,771,000	Uruguay Government International Bond, 9.875%, 6/20/22 (144A)	300,273
		Total Uruguay	$704,264
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $12,962,659)	$12,536,825
		INSURANCE-LINKED SECURITIES - 0.2% of Net Assets(1)
		Reinsurance Sidecars - 0.2%
		Multiperil - Worldwide - 0.2%
	30,000+(f)	Lorenz Re 2017, 3/31/20	$4,497
	30,000+(f)	Lorenz Re 2018, 7/1/21	21,555
	30,000+	Pangaea Re 2015-2, 11/30/19	72
	30,000+	Pangaea Re 2016-1, 11/30/20	147
	50,000+(f)	Pangaea Re 2017-1, 11/30/21	-
	50,000+(f)	Pangaea Re 2018-1, 12/31/21	2,940
	40,962+(f)	Pangaea Re 2019-1, 2/1/23	41,161
		Total Reinsurance Sidecars	$70,372
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $96,661)	$70,372
		MUNICIPAL BONDS - 0.8% of Net Assets(g)
		Municipal General - 0.2%
	50,000(h)	State of Texas, Transportation Commission Mobility Fund, Series A, 4.0%, 10/1/44	$51,360
	30,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/31	31,703
	30,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/32	31,989
		Total Municipal General	$115,052
		Municipal Higher Education - 0.3%
	25,000	Baylor University, Series A, 4.313%, 3/1/42	$26,198
	25,000	California Educational Facilities Authority, Stanford University, Series U-7, 5.0%, 6/1/46	32,223
	15,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	19,524
	50,000	University of Virginia, Refunding General Green, Series A-2, 5.0%, 4/1/45	55,732
		Total Municipal Higher Education	$133,677
		Municipal Medical - 0.2%
	30,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/47	$29,873
	10,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/36	10,498
	15,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/41	15,260
		Total Municipal Medical	$55,631
		Municipal School District - 0.1%
	25,000(h)	Frisco Independent School District, 4.0%, 8/15/40 (PSF-GTD Insured)	$25,927
	25,000(h)	Frisco Independent School District, 4.0%, 8/15/45 (PSF-GTD Insured)	25,836
		Total Municipal School District	$51,763
		Municipal Water - 0.0%†
	15,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/39	$15,454
		Total Municipal Water	$15,454
		TOTAL MUNICIPAL BONDS
		(Cost $371,270)	$371,577
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 7.8% of Net Assets*(d)
		Automobile - 0.5%
	97,990	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.76% (LIBOR + 225 bps), 4/6/24	$94,765
	148,241	CWGS Group LLC, Term Loan (aka Camping World, Inc.), 5.257% (LIBOR + 275 bps), 11/8/23	140,581
		Total Automobile	$235,346
		Beverage, Food & Tobacco - 0.3%
	129,015	JBS USA Lux SA (fka JBS USA LLC), Initial Term Loan, 5.257% (LIBOR + 250 bps), 10/30/22	$127,886
		Total Beverage, Food & Tobacco	$127,886
	Principal Amount USD ($)		Value
		Broadcasting & Entertainment - 0.3%
	99,241	Sinclair Television Group, Inc., Tranche B Term Loan, 4.75% (LIBOR + 225 bps), 1/3/24	$98,496
	40,813	UPC Financing Partnership, Facility AR, 5.009% (LIBOR + 250 bps), 1/15/26	40,255
		Total Broadcasting & Entertainment	$138,751
		Chemicals, Plastics & Rubber - 0.3%
	99,250	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-3 Dollar Loan, 4.553% (LIBOR + 175 bps), 6/1/24	$97,643
	45,679	PQ Corp., Third Amendment Tranche B-1 Term Loan, 5.244% (LIBOR + 250 bps), 2/8/25	44,608
		Total Chemicals, Plastics & Rubber	$142,251
		Computers & Electronics - 0.5%
	25,954	Energy Acquisition LP, (aka Electrical Components International), First Lien Initial Term Loan, 7.053% (LIBOR + 425 bps), 6/26/25	$25,305
	124,063	Iron Mountain Information Management LLC, Incremental Term B Loan, 4.249% (LIBOR + 175 bps), 1/2/26	120,107
	90,433	Microchip Technology, Inc., Initial Term Loan, 4.5% (LIBOR + 200 bps), 5/29/25	89,152
		Total Computers & Electronics	$234,564
		Containers, Packaging & Glass - 0.1%
	26,832	Crown Holdings, Inc., Dollar Term B Loan, 4.513% (LIBOR + 200 bps), 4/3/25	$26,877
		Total Containers, Packaging & Glass	$26,877
		Diversified & Conglomerate Service – 1.0%
	95,742	ASGN, Inc. (fka On Assignment, Inc.), Initial Term B-2 Loan, 4.499% (LIBOR + 200 bps), 4/2/25	$94,725
	24,063	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 5.249% (LIBOR + 275 bps), 3/1/24	23,603
	49,645	DG Investment Intermediate Holdings 2, Inc. (aka Convergint Technologies Holdings LLC), First Lien Initial Term Loan, 5.499% (LIBOR + 300 bps), 2/3/25	48,032
	49,626	NVA Holdings, Inc., First Lien Term B-3 Loan, 5.249% (LIBOR + 275 bps), 2/2/25	47,641
	152,845	Vantiv LLC (fka Fifth Third Processing Solutions LLC), New Term B-4 Loan, 4.222% (LIBOR + 175 bps), 8/9/24	152,157
	99,500	West Corp., Incremental Term B-1 Loan, 5.999% (LIBOR + 350 bps), 10/10/24	90,877
		Total Diversified & Conglomerate Service	$457,035
		Electric & Electrical - 0.2%
	99,237	Micron Technology, Inc., Term Loan, 4.25% (LIBOR + 175 bps), 4/26/22	$98,472
	7,939	Rackspace Hosting, Inc., First Lien Term B Loan, 5.582% (LIBOR + 300 bps), 11/3/23	7,387
		Total Electric & Electrical	$105,859
		Electronics - 0.4%
	100,000	First Data Corp., 2024A New Dollar Term Loan, 4.519% (LIBOR + 200 bps), 4/26/24	$99,740
	49,625	Scientific Games International, Inc., Initial Term B-5 Loan, 5.249% (LIBOR + 275 bps), 8/14/24	48,167
	44,075	TTM Technologies, Inc., Term Loan B, 5.02% (LIBOR + 250 bps), 9/28/24	42,973
		Total Electronics	$190,880
		Environmental Services - 0.2%
	99,528	GFL Environmental, Inc., Effective Date Incremental Term Loan, 5.499% (LIBOR + 300 bps), 5/30/25	$96,199
		Total Environmental Services	$96,199
		Financial Services - 0.2%
	47,591	RPI Finance Trust, Initial Term Loan B-6, 4.499% (LIBOR + 200 bps), 3/27/23	$47,135
	49,750	Trans Union LLC, Incremental Term B-4 Loan, 4.499% (LIBOR + 200 bps), 6/19/25	49,190
		Total Financial Services	$96,325
		Healthcare & Pharmaceuticals - 0.5%
	98,500	Endo Luxembourg Finance Co. I S.a r.l., Initial Term Loan, 6.75% (LIBOR + 425 bps), 4/29/24	$97,761
	36,451	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 6.25% (LIBOR + 375 bps), 7/2/25	36,269
	99,250	Prospect Medical Holdings, Inc., Term B-1 Loan, 8.063% (LIBOR + 550 bps), 2/22/24	98,753
		Total Healthcare & Pharmaceuticals	$232,783
		Healthcare, Education & Childcare - 0.6%
	98,113(i)	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 10/24/23	$97,377
	49,618	ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 6.008% (LIBOR + 350 bps), 5/10/23	48,440
	49,002	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 6.553% (LIBOR + 375 bps), 2/21/25	48,104
	98,997	Life Time Fitness, Inc., 2017 Refinancing Term Loan, 5.457% (LIBOR + 275 bps), 6/10/22	97,834
		Total Healthcare, Education & Childcare	$291,755
		Hotel, Gaming & Leisure - 0.1%
	49,125	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 4.749% (LIBOR + 225 bps), 2/16/24	$48,363
		Total Hotel, Gaming & Leisure	$48,363
		Insurance - 0.3%
	46,002	Asurion LLC (fka Asurion Corp.), New B-7 Term Loan, 5.499% (LIBOR + 300 bps), 11/3/24	$45,352
	49,239	Integro Parent, Inc., First Lien Initial Term Loan, 8.481% (LIBOR + 575 bps), 10/31/22	48,993
	49,623	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 5.803% (LIBOR + 300 bps), 5/16/24	47,731
		Total Insurance	$142,076
		Leasing - 0.4%
	137,864	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 4.503% (LIBOR + 200 bps), 1/15/25	$136,726
	74,438	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 6.551% (LIBOR + 375 bps), 9/11/23	71,925
		Total Leasing	$208,651
	Principal Amount USD ($)		Value
		Leisure & Entertainment - 0.1%
	50,000	Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.5% (LIBOR + 175 bps), 6/30/22	$49,813
		Total Leisure & Entertainment	$49,813
		Manufacturing - 0.1%
	69,477	Aristocrat Leisure, Ltd., Term B-3 Loan, 4.526% (LIBOR + 175 bps), 10/19/24	$68,380
		Total Manufacturing	$68,380
		Media - 0.2%
	49,625	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), January 2018 Incremental Term Loan, 5.009% (LIBOR + 250 bps), 1/25/26	$48,477
	31,773	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), October 2018 Incremental Term Loan, 4.759% (LIBOR + 225 bps), 1/15/26	30,648
		Total Media	$79,125
		Metals & Mining - 0.2%
	48,484	Atkore International, Inc., First Lien Initial Incremental Term Loan, 5.56% (LIBOR + 275 bps), 12/22/23	$47,378
	48,265	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.862% (LIBOR + 225 bps), 6/14/21	47,468
		Total Metals & Mining	$94,846
		Personal, Food & Miscellaneous Services - 0.4%
	99,500	Coty, Inc., USD Term Loan B, 4.771% (LIBOR + 225 bps), 4/7/25	$94,649
	98,241	Revlon Consumer Products Corp., Initial Term B Loan, 6.207% (LIBOR + 350 bps/PRIME + 250 bps), 9/7/23	70,243
		Total Personal, Food & Miscellaneous Services	$164,892
		Professional & Business Services - 0.2%
	99,250	Lamar Media Corp., Term B Loan, 4.313% (LIBOR + 175 bps), 3/14/25	$98,940
		Total Professional & Business Services	$98,940
		Telecommunications - 0.5%
	24,598	Go Daddy Operating Co., LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan, 4.749% (LIBOR + 225 bps), 2/15/24	$24,335
	99,500	SBA Senior Finance II LLC, Initial Term Loan, 4.5% (LIBOR + 200 bps), 4/11/25	97,839
	98,746	Sprint Communications, Inc., Initial Term Loan, 5.0% (LIBOR + 250 bps), 2/2/24	96,645
		Total Telecommunications	$218,819
		Utilities - 0.2%
	99,492	Worldpay LLC, New Term B-4 Loan, 4.499% (LIBOR + 200 bps), 8/4/23	$98,125
		Total Utilities	$98,125
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $3,742,970)	$3,648,541
		SUPRANATIONAL BONDS - 0.4% of Net Assets
ARS	1,280,000(j)	European Bank for Reconstruction & Development, 2/1/19	$34,261
AUD	185,000	International Bank for Reconstruction & Development, 5.75%, 10/21/19	137,788
		TOTAL SUPRANATIONAL BONDS
		(Cost $250,833)	$172,049
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 18.1% of Net Assets
	21,103	Fannie Mae, 3.0%, 5/1/31	$21,146
	38,145	Fannie Mae, 3.0%, 2/1/43	37,682
	25,643	Fannie Mae, 3.0%, 3/1/43	25,331
	24,766	Fannie Mae, 3.0%, 5/1/43	24,464
	29,239	Fannie Mae, 3.0%, 5/1/43	28,875
	28,688	Fannie Mae, 3.0%, 6/1/45	28,350
	21,411	Fannie Mae, 3.0%, 9/1/46	21,044
	41,920	Fannie Mae, 3.0%, 10/1/46	41,201
	58,759	Fannie Mae, 3.0%, 11/1/46	57,752
	42,112	Fannie Mae, 3.0%, 1/1/47	41,566
	31,849	Fannie Mae, 3.0%, 3/1/47	31,303
	42,806	Fannie Mae, 3.5%, 6/1/42	43,301
	115,987	Fannie Mae, 3.5%, 9/1/42	117,329
	124,907	Fannie Mae, 3.5%, 5/1/44	126,331
	29,875	Fannie Mae, 3.5%, 2/1/45	30,248
	79,598	Fannie Mae, 3.5%, 2/1/45	80,703
	19,685	Fannie Mae, 3.5%, 6/1/45	19,889
	16,127	Fannie Mae, 3.5%, 8/1/45	16,284
	39,637	Fannie Mae, 3.5%, 8/1/45	40,028
	18,720	Fannie Mae, 3.5%, 9/1/45	18,969
	56,194	Fannie Mae, 3.5%, 9/1/45	56,558
	87,713	Fannie Mae, 3.5%, 10/1/45	88,578
	19,181	Fannie Mae, 3.5%, 1/1/46	19,347
	21,096	Fannie Mae, 3.5%, 7/1/46	21,245
	34,104	Fannie Mae, 3.5%, 9/1/46	34,365
	63,612	Fannie Mae, 3.5%, 12/1/46	64,079
	33,404	Fannie Mae, 3.5%, 1/1/47	33,649
	40,273	Fannie Mae, 3.5%, 1/1/47	40,664
	42,520	Fannie Mae, 3.5%, 1/1/47	42,823
	34,146	Fannie Mae, 4.0%, 10/1/40	35,397
	67,596	Fannie Mae, 4.0%, 1/1/42	69,782
	14,154	Fannie Mae, 4.0%, 2/1/42	14,611
	25,352	Fannie Mae, 4.0%, 5/1/42	26,170
	106,349	Fannie Mae, 4.0%, 10/1/43	109,798
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	37,508	Fannie Mae, 4.0%, 11/1/43	$38,853
	15,661	Fannie Mae, 4.0%, 10/1/44	16,090
	74,216	Fannie Mae, 4.0%, 11/1/44	76,249
	60,209	Fannie Mae, 4.0%, 10/1/45	61,858
	91,063	Fannie Mae, 4.0%, 11/1/45	94,285
	47,823	Fannie Mae, 4.0%, 12/1/45	49,132
	34,158	Fannie Mae, 4.0%, 6/1/46	35,081
	33,400	Fannie Mae, 4.0%, 8/1/46	34,298
	19,516	Fannie Mae, 4.0%, 11/1/46	20,037
	21,139	Fannie Mae, 4.0%, 11/1/46	21,706
	140,367	Fannie Mae, 4.0%, 1/1/47	143,895
	21,164	Fannie Mae, 4.0%, 4/1/47	21,741
	34,445	Fannie Mae, 4.0%, 4/1/47	35,328
	37,055	Fannie Mae, 4.0%, 4/1/47	38,071
	21,516	Fannie Mae, 4.0%, 6/1/47	22,068
	65,712	Fannie Mae, 4.0%, 6/1/47	67,447
	20,611	Fannie Mae, 4.0%, 7/1/47	21,156
	35,779	Fannie Mae, 4.0%, 8/1/47	36,723
	40,948	Fannie Mae, 4.0%, 12/1/47	42,009
	143,459	Fannie Mae, 4.0%, 4/1/48	147,035
	900,000	Fannie Mae, 4.0%, 3/1/49 (TBA)	920,320
	6,024	Fannie Mae, 4.5%, 11/1/40	6,332
	13,001	Fannie Mae, 4.5%, 12/1/40	13,663
	11,974	Fannie Mae, 4.5%, 4/1/41	12,585
	9,232	Fannie Mae, 4.5%, 5/1/41	9,742
	25,048	Fannie Mae, 4.5%, 11/1/43	26,172
	31,172	Fannie Mae, 4.5%, 2/1/44	32,573
	38,049	Fannie Mae, 4.5%, 2/1/44	39,757
	29,950	Fannie Mae, 4.5%, 5/1/46	31,213
	37,134	Fannie Mae, 4.5%, 2/1/47	38,620
	28,722	Fannie Mae, 5.0%, 8/1/31	30,242
	13,583	Fannie Mae, 5.0%, 6/1/40	14,478
	8,563	Fannie Mae, 5.5%, 10/1/35	9,276
	12,513	Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	12,370
	14,327	Federal Home Loan Mortgage Corp., 3.0%, 1/1/43	14,160
	27,903	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	27,568
	32,521	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	32,138
	54,114	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	53,474
	15,075	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	14,893
	21,280	Federal Home Loan Mortgage Corp., 3.0%, 9/1/46	20,926
	21,070	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	20,718
	62,911	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	61,861
	15,488	Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	15,695
	80,586	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	81,603
	99,084	Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	100,012
	17,403	Federal Home Loan Mortgage Corp., 3.5%, 3/1/46	17,533
	72,077	Federal Home Loan Mortgage Corp., 3.5%, 7/1/46	72,998
	30,795	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	31,084
	82,097	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	83,196
	100,779	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	102,051
	62,967	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	63,674
	96,158	Federal Home Loan Mortgage Corp., 4.0%, 1/1/44	98,930
	28,643	Federal Home Loan Mortgage Corp., 4.0%, 2/1/44	29,552
	161,573	Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	166,096
	12,446	Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	12,794
	19,118	Federal Home Loan Mortgage Corp., 4.0%, 1/1/46	19,633
	30,779	Federal Home Loan Mortgage Corp., 4.0%, 2/1/46	31,607
	21,075	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	21,665
	22,264	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	22,886
	41,651	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	42,772
	44,562	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	45,808
	94,152	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	96,685
	107,659	Federal Home Loan Mortgage Corp., 4.0%, 5/1/47	110,638
	199,041	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	204,396
	140,574	Federal Home Loan Mortgage Corp., 4.0%, 12/1/47	144,329
	37,749	Federal Home Loan Mortgage Corp., 4.5%, 6/1/41	39,625
	61,752	Federal Home Loan Mortgage Corp., 4.5%, 5/1/47	64,331
	18,705	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	19,878
	21,659	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	23,019
	3,283	Federal Home Loan Mortgage Corp., 5.0%, 5/1/39	3,506
	6,089	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	6,521
	10,362	Federal Home Loan Mortgage Corp., 6.0%, 8/1/37	11,189
	14,529	Federal Home Loan Mortgage Corp., 6.5%, 1/1/38	16,626
	23,974	Federal Home Loan Mortgage Corp., 6.5%, 4/1/38	26,341
	47,435	Government National Mortgage Association I, 3.5%, 11/15/41	48,277
	8,663	Government National Mortgage Association I, 3.5%, 10/15/42	8,835
	28,905	Government National Mortgage Association I, 3.5%, 8/15/46	29,285
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	33,405	Government National Mortgage Association I, 4.0%, 4/15/45	$34,402
	47,867	Government National Mortgage Association I, 4.0%, 6/15/45	49,286
	25,054	Government National Mortgage Association I, 4.5%, 1/15/40	26,325
	19,969	Government National Mortgage Association I, 4.5%, 9/15/40	20,970
	8,345	Government National Mortgage Association I, 4.5%, 10/15/40	8,750
	17,831	Government National Mortgage Association I, 4.5%, 7/15/41	18,717
	31,098	Government National Mortgage Association II, 3.0%, 9/20/46	30,927
	27,493	Government National Mortgage Association II, 4.5%, 9/20/41	28,939
	62,399	Government National Mortgage Association II, 4.5%, 9/20/44	64,565
	17,510	Government National Mortgage Association II, 4.5%, 10/20/44	18,421
	37,639	Government National Mortgage Association II, 4.5%, 11/20/44	39,597
	157,967	Government National Mortgage Association II, 4.5%, 4/20/48	164,112
	250,000(j)	U.S. Treasury Bills, 2/5/19	249,938
	224,765	U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	207,264
	522,050	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	494,513
	239,333	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	233,966
	424,159	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48	414,621
	490,000	U.S. Treasury Notes, 2.875%, 10/31/23	499,360
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $8,573,717)	$8,492,748

Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED - 0.1%
1,566,000	Put EUR Call USD	Bank of America	EUR	22,307	EUR	1.15	5/27/19	$21,142
1,000,000	Put EUR Call USD	Bank of America	EUR	14,987	EUR	1.15	9/23/19	17,864
1,230,000	Put EUR Call USD	Bank of America	EUR	16,929	EUR	1.13	1/9/20	17,525
825,000	Put EUR Call USD	Bank of America	EUR	11,993	EUR	1.12	1/17/20	10,051
								$66,582
	TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED
	(Premiums paid $66,214)							$66,582
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.3%
	(Cost $46,741,857)							$45,698,423
Shares				Dividend Income		Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 3.1%
	CLOSED-END FUNDS - 3.1% of Net Assets
171,396	Pioneer ILS Interval Fund(k)			$ 94,988		$ –	$ (234,813)	$1,474,009
	TOTAL CLOSED-END FUNDS
	(Cost $1,707,478)							$1,474,009
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 3.1%
	(Cost $1,707,478)							$1,474,009
Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value

	OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN - (0.0)%†
(1,566,000)	Call EUR Put USD	Bank of America	EUR	22,307	EUR	1.27	5/27/19	$(339)
(1,000,000)	Call EUR Put USD	Bank of America	EUR	14,987	EUR	1.27	9/23/19	(2,590)
(1,230,000)	Call EUR Put USD	Bank of America	EUR	16,929	EUR	1.25	1/9/20	(11,355)
(825,000)	Call EUR Put USD	Bank of America	EUR	11,993	EUR	1.23	1/17/20	(11,486)
								$(25,770)
	TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN
	(Premiums received $(66,214))							$(25,770)

	OTHER ASSETS AND LIABILITIES - (0.4)%							$(166,908)
	NET ASSETS - 100.0%							$46,979,754

(1) bps	Securities are restricted as to resale. Basis Points.
EURIBOR	Euro Interbank Offered Rate.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2019, the value of these securities amounted to $9,136,402, or 19.4% of net assets.

(TBA)	“To Be Announced” Securities.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2019.

+	Securities that used significant unobservable inputs to determine their value.
(a)	Security is perpetual in nature and has no stated maturity date.
(b)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at January 31, 2019.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2019.
(d)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2019.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Non-income producing security.
(g)	Consists of Revenue Bonds unless otherwise indicated.
(h)	Represents a General Obligation Bond.
(i)	This term loan will settle after January 31, 2019, at which time the interest rate will be determined.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	Pioneer ILS Interval Fund is an affiliated fund managed by Amundi Pioneer Asset Management, Inc., (the “Adviser”).

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	293,462	MXN	(5,621,778)	Bank of America NA	3/27/19	$1,841
USD	469,974	ZAR	(6,500,505)	Bank of America NA	3/27/19	(17,084)
SEK	12,751,327	USD	(1,409,452)	Bank of New York	2/26/19	1,918
NOK	1,006,000	USD	(117,781)	Brown Brothers Harriman & Co.	2/26/19	1,594
KRW	856,600,000	USD	(767,755)	Citibank NA	2/25/19	1,645
AUD	316,000	USD	(225,595)	Goldman Sachs International	2/26/19	4,032
CHF	82,617	USD	(83,297)	Goldman Sachs International	3/27/19	162
COP	374,129,000	USD	(118,922)	Goldman Sachs International	3/26/19	1,336
INR	16,386,000	USD	(232,050)	Goldman Sachs International	3/27/19	(2,301)
JPY	494,047,088	USD	(4,524,357)	Goldman Sachs International	3/27/19	32,022
MXN	2,307,176	USD	(119,714)	Goldman Sachs International	3/27/19	(33)
USD	120,629	MXN	(2,307,176)	Goldman Sachs International	2/5/19	58
USD	1,499,118	TWD	(45,870,000)	JPMorgan Chase Bank NA	2/25/19	4,400
ZAR	6,500,505	USD	(483,558)	Morgan Stanley Capital Services LLC	3/27/19	3,499
USD	762,684	KRW	(856,600,000)	Societe Generale	2/25/19	(6,716)
AUD	545,343	USD	(388,649)	State Street Bank & Trust Co.	3/28/19	7,802
CHF	524,999	USD	(529,639)	State Street Bank & Trust Co.	3/27/19	713
COP	367,375,000	USD	(117,271)	State Street Bank & Trust Co.	3/26/19	816
CZK	11,565,370	USD	(508,889)	State Street Bank & Trust Co.	3/27/19	5,622
EUR	5,533,523	USD	(6,279,111)	State Street Bank & Trust Co.	3/27/19	80,997
SEK	3,358,004	EUR	(326,635)	State Street Bank & Trust Co.	3/28/19	(2,868)
USD	226,157	AUD	(318,712)	State Street Bank & Trust Co.	2/26/19	(5,441)
USD	104,262	GBP	(79,839)	State Street Bank & Trust Co.	3/27/19	(689)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$113,325

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS

Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
17	Australia 10-Year Bond	3/15/19	$1,603,250	$1,648,916	$45,666
6	Canada 10-Year Bond	3/20/19	605,827	628,996	23,169
4	Euro-Bund	3/7/19	743,572	758,404	14,832
5	Euro BUXL 30 Year Bond	3/7/19	1,012,838	1,063,537	50,699
4	Long Gilt	3/27/19	639,736	647,865	8,129
1	U.S. Ultra Bond (CBT)	3/20/19	159,126	161,125	1,999
			$4,764,349	$4,908,843	$144,494

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
22	Euro-BOBL	3/7/19	$3,328,518	$3,346,898	$(18,380)
17	U.S. 10-Year Ultra Bond	3/20/19	2,163,610	2,221,687	(58,077)
22	U.S. 10-Year Note (CBT)	3/20/19	2,618,419	2,694,312	(75,893)
6	U.S. Long Bond (CBT)	3/20/19	835,275	880,125	(44,850)
			$8,945,822	$9,143,022	$(197,200)

TOTAL FUTURES CONTRACTS			$(4,181,473)	$(4,234,179)	$(52,706)

SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Obligation Reference/Index	Pay/Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
1,117,713	Markit CDX North America High Yield Index Series 31	Receive	5.00%	12/20/23	$28,367	$45,203	$73,570

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
50,000	Morgan Stanley Capital Services LLC	Diamond Offshore Drilling, Inc.	Receive	1.00%	12/20/19	$(1,873)	$1,946	$73
TOTAL SWAP CONTRACTS						$26,494	$47,149	$73,643

(1) The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2) Receives Quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

ARS	-	Argentine Peso
AUD	-	Australian Dollar
CHF	-	Swiss Franc
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Republic Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
TWD	-	Taiwan Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2019, in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks	$243,366	$–	$–	$243,366
Asset Backed Securities	–	206,406	–	206,406
Collateralized Mortgage Obligations	–	3,154,644	–	3,154,644
Corporate Bonds	–	16,735,313	–	16,735,313
Foreign Government Bonds	–	12,536,825	–	12,536,825
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil - Worldwide	–	–	70,372	70,372
Municipal Bonds	–	371,577	–	371,577
Senior Secured Floating Rate Loan Interests	–	3,648,541	–	3,648,541
Supranational Bonds	–	172,049	–	172,049
U.S. Government and Agency Obligations	–	8,492,748	–	8,492,748
Over the Counter (OTC) Currency Put Options Purchased	–	66,582	–	66,582
Closed-End Funds	–	1,474,009	–	1,474,009
Total Investments in Securities	$243,366	$46,858,694	$70,372	$47,172,432
Other Financial Instruments
Over The Counter (OTC) Currency Call Options Written	$–	$(25,770)	$–	$(25,770)
Net unrealized appreciation on forward foreign currency contracts	–	113,325	–	113,325
Net unrealized depreciation on futures contracts	(52,706)	–	–	(52,706)
Swap contracts, at value	–	73,643	–	73,643
Total Other Financial Instruments	$(52,706)	$161,198	$–	$108,492

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance-Linked Securities
Balance as of 10/31/18	$87,326
Realized gain (loss)	--
Change in unrealized appreciation (depreciation)	(15,627)
Accrued discounts/premiums	--
Purchases	40,962
Sales	(42,289)
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 1/31/19	$70,372

*	Transfers are calculated on the beginning of period value. For three months ended January 31, 2018, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2019: $(15,627).

Pioneer Global High Yield Fund

NQ | January 31, 2019

Ticker Symbols: Class A PGHYX Class C PGYCX Class Y GHYYX

	Shares								Value
		UNAFFILIATED ISSUERS - 98.0%
		COMMON STOCKS - 0.6% of Net Assets
		Construction & Engineering - 0.0%†
	6,013,974(a)	Abengoa SA, Class B							$55,061
		Total Construction & Engineering							$55,061
		Household Durables - 0.0%†
	1,443,476(a)	Desarrolladora Homex SAB de CV							$12,298
		Total Household Durables							$12,298
		Oil, Gas & Consumable Fuels - 0.6%
	5,735,146^(a)	Ascent CNR Corp.							$1,233,056
	74,262	Frontera Energy Corp.							665,336
		Total Oil, Gas & Consumable Fuels							$1,898,392
		Paper & Forest Products - 0.0%†
	459,481	Emerald Plantation Holdings, Ltd.							$45,948
		Total Paper & Forest Products							$45,948
		TOTAL COMMON STOCKS
		(Cost $11,902,006)							$2,011,699
		CONVERTIBLE PREFERRED STOCKS - 1.3% of Net Assets
		Banks - 1.3%
	1,704(b)	Bank of America Corp., 7.25%							$2,203,545
	1,731(b)	Wells Fargo & Co., 7.5%							2,219,488
		Total Banks							$4,423,033
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $4,289,079)							$4,423,033
	Principal Amount USD ($)								Value
		ASSET BACKED SECURITY - 0.1% of Net Assets
	450,000	InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (144A)							$454,731
		TOTAL ASSET BACKED SECURITY
		(Cost $450,000)							$454,731
		COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4% of Net Assets
	630,000+(c)	BAMLL Commercial Mortgage Securities Trust, Series 2016-FR14, Class C, 1.354%, 2/27/48 (144A)							$563,850
	350,000(c)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class C, 5.646%, 4/15/47							344,312
	998,236(c)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class B, 5.657%, 5/15/46							1,011,876
	72,456(c)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class C, 5.657%, 5/15/46							72,520
	750,000(d)	Commercial Mortgage Trust, Series 2014-FL5, Class D, 3.842% (1 Month USD LIBOR + 400 bps), 10/15/31 (144A)							734,436
	400,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.169%, 4/15/46							345,041
	750,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class D, 4.703%, 8/15/47 (144A)							688,804
	500,000	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.665%, 2/25/52							397,017
	425,000(c)	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class D, 3.957%, 12/15/47 (144A)							381,260
	100,000(c)	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.231%, 6/15/44 (144A)							97,354
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $4,456,539)							$4,636,470
		CONVERTIBLE CORPORATE BONDS - 1.6% of Net Assets
		Biotechnology - 0.7%
	503,000	Alder Biopharmaceuticals, Inc., 2.5%, 2/1/25							$481,422
	1,020,000	Insmed, Inc., 1.75%, 1/15/25							922,489
	700,000	Medicines Co., 2.75%, 7/15/23							550,703
	229,000	Medicines Co., 3.5%, 1/15/24 (144A)							257,196
		Total Biotechnology							$2,211,810
		Building Materials - 0.2%
	850,000	Cemex SAB de CV, 3.72%, 3/15/20							$835,483
		Total Building Materials							$835,483
		Healthcare-Products - 0.3%
	907,000	Wright Medical Group, Inc., 1.625%, 6/15/23 (144A)							$975,992
		Total Healthcare-Products							$975,992
		Media - 0.2%
	898,000	DISH Network Corp., 2.375%, 3/15/24							$742,668
		Total Media							$742,668
		Mining - 0.0%†
IDR	11,178,198,000^	PT Bakrie & Brothers Tbk, 0.0%, 12/30/99							$80,002
		Total Mining							$80,002
		Transportation - 0.2%
	875,000	Golar LNG, Ltd., 2.75%, 2/15/22							$836,605
		Total Transportation							$836,605
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $6,712,545)							$5,682,560
		CORPORATE BONDS - 76.7% of Net Assets
		Advertising - 0.6%
	2,340,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)							$2,130,102
		Total Advertising							$2,130,102
	Principal Amount USD ($)								Value
		Airlines - 0.7%
	675,835	Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)							$677,524
	1,585,000	Latam Finance, Ltd., 6.875%, 4/11/24 (144A)							1,599,265
		Total Airlines							$2,276,789
		Apparel - 0.2%
EUR	1,025,000	Takko Luxembourg 2 SCA, 5.375%, 11/15/23 (144A)							$854,575
		Total Apparel							$854,575
		Auto Parts & Equipment - 1.0%
EUR	1,520,000	Garrett LX I S.a.r.l./Garrett Borrowing LLC, 5.125%, 10/15/26 (144A)							$1,506,897
EUR	919,000	LKQ European Holdings BV, 4.125%, 4/1/28 (144A)							1,020,776
	733,000	Titan International, Inc., 6.5%, 11/30/23							672,528
		Total Auto Parts & Equipment							$3,200,201
		Banks - 7.1%
	1,150,000	Akbank TAS, 5.125%, 3/31/25							$1,023,587
	2,000,000(b)(c)	Alfa Bank AO Via Alfa Bond Issuance Plc, 8.0% (5 Year USD Swap Rate + 666 bps)							1,960,000
ARS	8,000,000(d)	Banco de la Ciudad de Buenos Aires, 50.788% (BADLARPP + 399 bps), 12/5/22							219,383
	1,175,000(b)(c)	Banco do Brasil SA, 9.0% (5 Year CMT Index + 636 bps)							1,251,375
	1,400,000(b)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)							1,395,912
	1,385,000(b)(c)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)							1,458,031
	759,000(b)(c)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)							779,872
	523,000	Danske Bank AS, 5.375%, 1/12/24 (144A)							530,423
	2,230,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)							2,046,025
	1,565,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)							1,431,975
	2,635,000(b)(c)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)							2,577,821
	950,000(b)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)							870,438
	1,910,000(b)(c)	Lloyds Banking Group Plc, 7.5% (5 Year USD Swap Rate + 450 bps)							1,933,875
	1,122,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)							990,165
	1,325,000	QNB Finansbank AS, 4.875%, 5/19/22 (144A)							1,272,119
	750,000	Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (144A)							749,979
	3,363,000(b)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)							3,473,979
	9,000(c)	Turkiye Vakiflar Bankasi TAO, 8.0% (5 Year USD Swap Rate + 585 bps), 11/1/27 (144A)							7,709
		Total Banks							$23,972,668
		Building Materials - 0.3%
EUR	1,090,000	Cemex SAB de CV, 2.75%, 12/5/24 (144A)							$1,206,908
		Total Building Materials							$1,206,908
		Chemicals - 2.2%
	1,275,000	Braskem Netherlands Finance BV, 4.5%, 1/10/28 (144A)							$1,241,531
	403,000	Hexion, Inc., 6.625%, 4/15/20							321,141
EUR	1,335,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 5.25%, 5/15/26 (144A)							1,401,794
	2,750,000	Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26 (144A)							2,543,750
EUR	729,000	OCI NV, 5.0%, 4/15/23 (144A)							874,876
	1,218,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)							1,078,685
		Total Chemicals							$7,461,777
		Coal - 0.2%
	670,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)							$649,900
		Total Coal							$649,900
		Commercial Services - 1.8%
EUR	1,355,000	Avis Budget Finance Plc, 4.75%, 1/30/26 (144A)							$1,480,947
	860,000	Cardtronics, Inc./Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)							820,225
EUR	695,000	Intertrust Group BV, 3.375%, 11/15/25 (144A)							794,693
EUR	705,000	Loxam SAS, 6.0%, 4/15/25 (144A)							829,785
MXN	14,000,000	Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)							687,835
	460,000	United Rentals North America, Inc., 6.5%, 12/15/26							477,250
	979,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)							985,657
		Total Commercial Services							$6,076,392
		Distribution & Wholesale - 0.5%
	1,820,000	Global Partners LP/GLP Finance Corp., 7.0%, 6/15/23							$1,774,500
		Total Distribution & Wholesale							$1,774,500
		Diversified Financial Services - 4.7%
	921,000	Alpha Holding SA de CV, 10.0%, 12/19/22 (144A)							$718,380
	1,500,000	Avation Capital SA, 6.5%, 5/15/21 (144A)							1,494,375
	2,144,000	Banco BTG Pactual SA, 5.5%, 1/31/23 (144A)							2,126,848
	1,500,000	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)							1,543,571
	1,725,000	Credito Real SAB de CV SOFOM ER, 7.25%, 7/20/23 (144A)							1,696,969
	2,615,000	Financiera Independencia SAB de CV SOFOM ENR, 8.0%, 7/19/24 (144A)							1,804,350
	1,100,000	Mongolian Mortgage Corp. Hfc LLC, 9.75%, 1/29/22 (144A)							1,101,375
	1,185,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 7/1/21							1,182,037
	3,470,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 6/1/22							3,417,950
	900,000	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22 (144A)							911,250
		Total Diversified Financial Services							$15,997,105
		Electric - 2.5%
	938,000	Calpine Corp., 5.75%, 1/15/25							$884,065
	587,000	Clearway Energy Operating LLC, 5.75%, 10/15/25 (144A)							542,241
	425,000(b)(c)	Electricite de France SA, 5.25% (10 Year USD Swap Rate + 371 bps) (144A)							420,750
	1,120,000	Genneia SA, 8.75%, 1/20/22 (144A)							1,038,464
	2,650,000	Light Servicos de Eletricidade SA/Light Energia SA, 7.25%, 5/3/23 (144A)							2,655,825
	1,088,887	Stoneway Capital Corp., 10.0%, 3/1/27 (144A)							1,023,554
	Principal Amount USD ($)								Value
		Electric - (continued)
	1,150,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)							$1,257,237
	16,000	Talen Energy Supply LLC, 4.6%, 12/15/21							14,640
	632,000	Vistra Operations Co., LLC, 5.625%, 2/15/27 (144A)							635,160
		Total Electric							$8,471,936
		Electrical Components & Equipment - 1.5%
EUR	1,505,000	Belden, Inc., 2.875%, 9/15/25 (144A)							$1,675,796
EUR	815,000	Belden, Inc., 3.375%, 7/15/27 (144A)							895,791
EUR	2,250,000	Belden, Inc., 3.875%, 3/15/28 (144A)							2,465,317
		Total Electrical Components & Equipment							$5,036,904
		Energy-Alternate Sources - 0.2%
	640,000	TerraForm Power Operating LLC, 4.25%, 1/31/23 (144A)							$625,600
		Total Energy-Alternate Sources							$625,600
		Engineering & Construction - 0.3%
EUR	1,200,000	Novafives SAS, 5.0%, 6/15/25 (144A)							$1,167,339
		Total Engineering & Construction							$1,167,339
		Entertainment - 3.9%
GBP	900,000	AMC Entertainment Holdings, Inc., 6.375%, 11/15/24							$1,113,231
EUR	1,175,000	Cirsa Finance International S.a.r.l., 6.25%, 12/20/23 (144A)							1,398,464
EUR	1,870,000	Codere Finance 2 Luxembourg SA, 6.75%, 11/1/21 (144A)							1,990,313
	1,330,000	Codere Finance 2 Luxembourg SA, 7.625%, 11/1/21 (144A)							1,179,577
	619,000	Eldorado Resorts, Inc., 6.0%, 9/15/26 (144A)							617,452
	1,073,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)							1,011,303
	365,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)							370,019
EUR	2,125,000	Intralot Capital Luxembourg SA, 5.25%, 9/15/24 (144A)							1,672,515
EUR	1,124,000	Scientific Games International, Inc., 3.375%, 2/15/26 (144A)							1,202,748
EUR	1,312,000	Scientific Games International, Inc., 5.5%, 2/15/26 (144A)							1,298,813
	1,481,000	Scientific Games International, Inc., 10.0%, 12/1/22							1,556,901
		Total Entertainment							$13,411,336
		Environmental Control - 0.6%
	957,000	Covanta Holding Corp., 6.0%, 1/1/27							$916,327
	1,081,000	Tervita Escrow Corp., 7.625%, 12/1/21 (144A)							1,062,082
		Total Environmental Control							$1,978,409
		Food - 4.9%
	532,000	Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC, 7.5%, 3/15/26 (144A)							$533,330
	1,285,000	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)							1,265,725
	515,000(e)	CFG Investment SAC, 9.75%, 7/30/19 (144A)							509,850
	700,000	JBS Investments GmbH, 7.25%, 4/3/24 (144A)							723,849
	275,000	JBS Investments II GmbH, 7.0%, 1/15/26 (144A)							279,125
	1,635,000	JBS USA LUX SA/JBS USA Finance, Inc., 5.75%, 6/15/25 (144A)							1,630,912
	2,350,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)							2,402,875
	4,591,000	Minerva Luxembourg SA, 5.875%, 1/19/28 (144A)							4,131,900
	1,560,000	Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)							1,493,700
	1,250,000	Nova Austral SA, 8.25%, 5/26/21 (144A)							1,140,413
	2,075,000	Pesquera Exalmar SAA, 7.375%, 1/31/20 (144A)							2,059,697
	484,000	Pilgrim’s Pride Corp., 5.875%, 9/30/27 (144A)							467,060
		Total Food							$16,638,436
		Forest Products & Paper - 0.8%
	1,155,000	Eldorado Intl. Finance GmbH, 8.625%, 6/16/21 (144A)							$1,203,233
	1,659,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)							1,592,640
		Total Forest Products & Paper							$2,795,873
		Healthcare-Products - 0.1%
	155,000	Agiliti Health, Inc., 7.625%, 8/15/20							$155,000
		Total Healthcare-Products							$155,000
		Healthcare-Services - 1.7%
	1,050,000	Centene Corp., 5.625%, 2/15/21							$1,065,750
	495,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23							472,725
	488,000	HCA, Inc., 5.625%, 9/1/28							504,621
	324,000	HCA, Inc., 5.875%, 2/1/29							339,390
	60,000	Molina Healthcare, Inc., 5.375%, 11/15/22							61,200
	1,887,000	Rede D’or Finance S.a.r.l., 4.95%, 1/17/28 (144A)							1,759,627
	1,430,000	Team Health Holdings, Inc., 6.375%, 2/1/25 (144A)							1,165,450
	755,000	WellCare Health Plans, Inc., 5.25%, 4/1/25							766,325
		Total Healthcare-Services							$6,135,088
		Home Builders - 2.6%
	750,000	Beazer Homes USA, Inc., 5.875%, 10/15/27							$637,500
	1,984,000	Beazer Homes USA, Inc., 6.75%, 3/15/25							1,775,680
	2,079,000	Lennar Corp., 4.75%, 11/15/22							2,086,796
	810,000	Lennar Corp., 4.75%, 11/29/27							767,475
	1,050,000	Meritage Homes Corp., 6.0%, 6/1/25							1,039,500
	1,625,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23 (144A)							1,608,750
	1,150,000	TRI Pointe Group, Inc., 5.25%, 6/1/27							994,750
		Total Home Builders							$8,910,451
	Principal Amount USD ($)								Value
		Home Furnishings - 0.5%
EUR	1,695,000	International Design Group SPA, 6.5%, 11/15/25 (144A)							$1,847,700
		Total Home Furnishings							$1,847,700
		Hotels, Restaurants & Leisure - 0.3%
	995,000	Golden Nugget, Inc., 8.75%, 10/1/25 (144A)							$1,019,875
		Total Hotels, Restaurants & Leisure							$1,019,875
		Household Products/Wares - 0.4%
EUR	1,400,000	Diamond BC BV, 5.625%, 8/15/25 (144A)							$1,422,780
		Total Household Products/Wares							$1,422,780
		Internet - 1.2%
EUR	2,915,000	eDreams ODIGEO SA, 5.5%, 9/1/23 (144A)							$3,220,110
	979,000	Netflix, Inc., 4.375%, 11/15/26							926,991
		Total Internet							$4,147,101
		Iron & Steel – 1.1%
	770,000	Commercial Metals Co., 5.375%, 7/15/27							$700,700
	758,000	Commercial Metals Co., 5.75%, 4/15/26							718,205
	2,598,000	Metinvest BV, 7.75%, 4/23/23 (144A)							2,474,595
	115,000	United States Steel Corp., 6.25%, 3/15/26							104,219
		Total Iron & Steel							$3,997,719
		Leisure Time - 0.6%
	2,027,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)							$1,981,393
		Total Leisure Time							$1,981,393
		Lodging - 0.1%
	515,000	Grupo Posadas SAB de CV, 7.875%, 6/30/22 (144A)							$509,654
		Total Lodging							$509,654
		Machinery-Diversified - 1.0%
EUR	3,117,000	Platin 1426 GmbH, 5.375%, 6/15/23 (144A)							$3,318,292
		Total Machinery-Diversified							$3,318,292
		Media - 1.9%
	600,000	Altice Finco SA, 8.125%, 1/15/24 (144A)							$591,000
	1,000,000	Altice France SA, 6.25%, 5/15/24 (144A)							980,300
	1,047,000	Altice France SA, 8.125%, 2/1/27 (144A)							1,028,573
	1,400,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27 (144A)							1,352,708
	575,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)							562,051
	349,000	Gray Television, Inc., 7.0%, 5/15/27 (144A)							361,355
	650,000	Sinclair Television Group, Inc., 5.875%, 3/15/26 (144A)							624,000
EUR	800,000	Ziggo BV, 4.25%, 1/15/27 (144A)							925,691
		Total Media							$6,425,678
		Metal Fabricate & Hardware - 0.3%
	900,000	Novelis Corp., 5.875%, 9/30/26 (144A)							$868,500
		Total Metal Fabricate & Hardware							$868,500
		Mining - 2.0%
	1,040,000	Coeur Mining, Inc., 5.875%, 6/1/24							$960,596
	1,430,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)							1,295,937
	931,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)							958,930
	80,000	Nexa Resources SA, 5.375%, 5/4/27 (144A)							79,296
	375,000	Rusal Capital, DAC, 4.85%, 2/1/23 (144A)							347,812
	2,650,000	Rusal Capital, DAC, 5.125%, 2/2/22 (144A)							2,504,250
	500,000	Vedanta Resources Plc, 6.375%, 7/30/22 (144A)							482,750
		Total Mining							$6,629,571
		Miscellaneous Manufacturers - 1.3%
	2,075,000	Amsted Industries, Inc., 5.375%, 9/15/24 (144A)							$1,992,000
EUR	1,450,000	Colfax Corp., 3.25%, 5/15/25 (144A)							1,598,551
	951,000	EnPro Industries, Inc., 5.75%, 10/15/26 (144A)							946,245
		Total Miscellaneous Manufacturers							$4,536,796
		Multi-National - 0.1%
ARS	16,270,000(f)	European Bank for Reconstruction & Development, 2/1/19							$435,484
		Total Multi-National							$435,484
		Oil & Gas - 9.2%
	289,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.0%, 4/1/22 (144A)							$308,869
	1,290,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.5%, 4/15/21							1,209,375
	1,110,000	Chaparral Energy, Inc., 8.75%, 7/15/23 (144A)							854,700
	901,000	Covey Park Energy LLC/Covey Park Finance Corp., 7.5%, 5/15/25 (144A)							833,425
	396,316(d)	EP PetroEcuador via Noble Sovereign Funding I, Ltd., 8.443% (3 Month USD LIBOR + 563 bps), 9/24/19							396,118
	850,000	Extraction Oil & Gas, Inc., 7.375%, 5/15/24 (144A)							786,250
	880,000	Great Western Petroleum LLC/Great Western Finance Corp., 9.0%, 9/30/21 (144A)							785,400
	1,055,000	Gulfport Energy Corp., 6.0%, 10/15/24							991,700
	587,000	Halcon Resources Corp., 6.75%, 2/15/25							451,990
	1,040,000	Hilcorp Energy I LP/Hilcorp Finance Co., 5.0%, 12/1/24 (144A)							988,000
	175,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)							154,437
	1,135,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)							1,096,694
	2,165,000	Nostrum Oil & Gas Finance BV, 7.0%, 2/16/25 (144A)							1,420,240
	1,965,000	Nostrum Oil & Gas Finance BV, 8.0%, 7/25/22 (144A)							1,319,792
	1,434,000	Oasis Petroleum, Inc., 6.875%, 3/15/22							1,430,415
	320,000	Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/25 (144A)							316,800
	1,460,000	Parsley Energy LLC/Parsley Finance Corp., 5.375%, 1/15/25 (144A)							1,449,050
	Principal Amount USD ($)								Value
		Oil & Gas - (continued)
	250,000	Parsley Energy LLC/Parsley Finance Corp., 6.25%, 6/1/24 (144A)							$256,217
	415,000	PBF Holding Co. LLC/PBF Finance Corp., 7.0%, 11/15/23							415,913
	3,425,000	Petrobras Global Finance BV, 5.299%, 1/27/25							3,422,774
	1,100,000	Petroleum Co. of Trinidad & Tobago, Ltd., 9.75%, 8/14/19 (144A)							1,039,500
	947,000	Sanchez Energy Corp., 6.125%, 1/15/23							165,725
	1,873,000	SEPLAT Petroleum Development Co. Plc, 9.25%, 4/1/23 (144A)							1,910,460
	2,070,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)							1,878,525
	150,000	SM Energy Co., 6.125%, 11/15/22							150,375
	945,000	SM Energy Co., 6.75%, 9/15/26							930,967
	1,590,000	Transocean, Inc., 7.25%, 11/1/25 (144A)							1,502,550
	1,023,000	Trinidad Drilling, Ltd., 6.625%, 2/15/25 (144A)							1,033,230
	3,975,000	YPF SA, 6.95%, 7/21/27 (144A)							3,559,414
ARS	22,125,000	YPF SA, 16.5%, 5/9/22 (144A)							375,320
		Total Oil & Gas							$31,434,225
		Oil & Gas Services - 1.3%
	1,117,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.0%, 4/1/21							$1,101,641
	1,000,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.0%, 10/1/22							975,000
	402,000	Calfrac Holdings LP, 8.5%, 6/15/26 (144A)							301,500
	1,015,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25							992,162
	778,000	FTS International, Inc., 6.25%, 5/1/22							727,430
	505,000	SESI LLC, 7.75%, 9/15/24							395,163
		Total Oil & Gas Services							$4,492,896
		Packaging & Containers - 0.9%
EUR	700,000(g)	ARD Finance SA, 6.625% (7.375% PIK 6.625% cash), 9/15/23							$767,068
EUR	410,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.75%, 5/15/24 (144A)							495,665
	630,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 7.25%, 5/15/24 (144A)							651,263
EUR	890,000	Crown European Holdings SA, 2.875%, 2/1/26 (144A)							1,017,185
		Total Packaging & Containers							$2,931,181
		Pharmaceuticals - 2.7%
EUR	2,975,000	Bausch Health Cos., Inc., 4.5%, 5/15/23							$3,366,857
	1,062,000	Bausch Health Cos., Inc., 5.875%, 5/15/23 (144A)							1,039,433
	755,000	Bausch Health Cos., Inc., 7.0%, 3/15/24 (144A)							793,203
	1,771,000	Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/23 (144A)							1,445,579
	750,000	Horizon Pharma USA, Inc., 6.625%, 5/1/23							746,250
EUR	1,315,000	Rossini S.a.r.l., 6.75%, 10/30/25 (144A)							1,538,813
		Total Pharmaceuticals							$8,930,135
		Pipelines - 3.5%
	750,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)							$697,500
	1,233,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27							1,245,330
	955,000	Cheniere Energy Partners LP, 5.25%, 10/1/25							959,765
	710,000	DCP Midstream Operating LP, 5.375%, 7/15/25							724,200
	1,033,000	DCP Midstream Operating LP, 5.6%, 4/1/44							937,448
	1,500,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25							1,485,000
	868,000	Energy Transfer LP, 5.5%, 6/1/27							900,550
	1,085,000	Energy Transfer LP, 5.875%, 1/15/24							1,152,813
	1,110,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/26							1,017,731
	1,395,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.5%, 10/1/25							1,318,275
	1,350,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.25%, 11/15/23							1,306,125
		Total Pipelines							$11,744,737
		REITS - 0.9%
EUR	1,140,000	Equinix, Inc., 2.875%, 2/1/26							$1,282,885
	1,970,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.0%, 4/15/23 (144A)							1,866,575
		Total REITS							$3,149,460
		Retail - 0.8%
EUR	1,060,000	El Corte Ingles SA, 3.0%, 3/15/24 (144A)							$1,234,589
	525,000	JC Penney Corp., Inc., 5.875%, 7/1/23 (144A)							436,407
	1,217,000	PetSmart, Inc., 5.875%, 6/1/25 (144A)							955,710
		Total Retail							$2,626,706
		Software - 0.7%
EUR	1,250,000	Alliance Data Systems Corp., 4.5%, 3/15/22 (144A)							$1,447,320
	1,149,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)							965,160
		Total Software							$2,412,480
		Telecommunications - 5.5%
	1,267,000	CenturyLink, Inc., 5.625%, 4/1/25							$1,146,635
	2,820,000	Digicel, Ltd., 6.0%, 4/15/21 (144A)							2,608,500
	3,875,000	Frontier Communications Corp., 8.75%, 4/15/22							2,596,250
	775,000	Frontier Communications Corp., 11.0%, 9/15/25							499,390
	2,090,000	MTN Mauritius Investments, Ltd., 5.373%, 2/13/22 (144A)							2,076,938
	3,235,000	Sprint Corp., 7.25%, 9/15/21							3,396,750
	860,000	Sprint Corp., 7.625%, 3/1/26							893,325
	2,750,000	Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)							2,730,521
	2,100,000	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)							1,979,250
	1,889,000	Windstream Services LLC/Windstream Finance Corp., 8.75%, 12/15/24 (144A)							925,610
		Total Telecommunications							$18,853,169
	Principal Amount USD ($)								Value
		Textiles - 0.1%
	669,000	Grupo Kaltex SA de CV, 8.875%, 4/11/22 (144A)							$441,547
		Total Textiles							$441,547
		Transportation - 1.5%
	1,000,000(d)	Golar LNG Partners LP, 8.866% (3 Month USD LIBOR + 625 bps), 5/18/21 (144A)							$995,059
	2,645,000	Hidrovias International Finance S.a.r.l., 5.95%, 1/24/25 (144A)							2,489,606
	2,905,025(e)	Inversiones Alsacia SA, 8.0%, 12/31/18 (144A)							72,626
	1,725,000	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (144A)							1,612,875
		Total Transportation							$5,170,166
		Water - 0.4%
	1,350,000	Aegea Finance S.a.r.l., 5.75%, 10/10/24 (144A)							$1,309,500
		Total Water							$1,309,500
		TOTAL CORPORATE BONDS
		(Cost $280,310,113)							$261,564,034
		FOREIGN GOVERNMENT BONDS - 7.1% of Net Assets
		Angola - 0.3%
	1,132,000	Angolan Government International Bond, 8.25%, 5/9/28 (144A)							$1,165,688
		Total Angola							$1,165,688
		Argentina - 2.3%
	1,125,000	Argentine Republic Government International Bond, 6.875%, 1/26/27							$952,324
	1,850,000	Argentine Republic Government International Bond, 7.5%, 4/22/26							1,640,043
	2,000,000	Autonomous City of Buenos Aires Argentina, 7.5%, 6/1/27 (144A)							1,828,800
	543,292	Province of Salta Argentina, 9.5%, 3/16/22 (144A)							535,822
	1,840,000	Provincia de Entre Rios Argentina, 8.75%, 2/8/25 (144A)							1,440,168
	1,665,000	Provincia del Chubut Argentina, 7.75%, 7/26/26 (144A)							1,448,550
		Total Argentina							$7,845,707
		Bahrain - 0.6%
	1,880,000	Bahrain Government International Bond, 7.0%, 10/12/28 (144A)							$1,942,191
		Total Bahrain							$1,942,191
		Cote D’Ivoire - 0.2%
EUR	725,000	Ivory Coast Government International Bond, 5.125%, 6/15/25 (144A)							$819,355
		Total Cote D’Ivoire							$819,355
		Dominican Republic - 0.3%
DOP	57,750,000	Dominican Republic International Bond, 8.9%, 2/15/23 (144A)							$1,122,790
		Total Dominican Republic							$1,122,790
		Kenya - 0.3%
	900,000	Kenya Government International Bond, 7.25%, 2/28/28 (144A)							$878,148
		Total Kenya							$878,148
		Nigeria - 0.5%
	1,845,000	Africa Finance Corp., 4.375%, 4/29/20 (144A)							$1,833,967
		Total Nigeria							$1,833,967
		Oman - 0.3%
	1,010,000	Oman Government International Bond, 5.375%, 3/8/27 (144A)							$913,068
		Total Oman							$913,068
		Sri Lanka - 0.2%
	575,000	Sri Lanka Government International Bond, 5.75%, 4/18/23 (144A)							$556,264
		Total Sri Lanka							$556,264
		Turkey - 1.0%
	2,550,000	Turkey Government International Bond, 3.25%, 3/23/23							$2,320,500
EUR	1,005,000	Turkey Government International Bond, 4.625%, 3/31/25							1,155,923
		Total Turkey							$3,476,423
		Ukraine - 0.4%
	1,375,000	Ukraine Government International Bond, 8.994%, 2/1/24 (144A)							$1,350,938
		Total Ukraine							$1,350,938
		Uruguay - 0.7%
UYU	38,800,000	Uruguay Government International Bond, 8.5%, 3/15/28 (144A)							$1,042,557
UYU	37,635,000	Uruguay Government International Bond, 9.875%, 6/20/22 (144A)							1,156,562
		Total Uruguay							$2,199,119
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $25,671,909)							$24,103,658
		INSURANCE-LINKED SECURITIES - 4.4% of Net Assets(1)
		Catastrophe Linked Bonds - 1.3%
		Earthquakes - California - 0.2%
	250,000(d)	Ursa Re, 5.25% (3 Month U.S. Treasury Bill + 525 bps), 12/10/20 (144A)							$247,275
	600,000(d)	Ursa Re, 8.407% (3 Month U.S. Treasury Bill + 600 bps), 5/27/20 (144A)							590,820
									$838,095
		Earthquakes - Mexico - 0.1%
	250,000(d)	International Bank for Reconstruction & Development, 10.666% (3 Month USD LIBOR + 825 bps), 2/14/20 (144A)							$248,150
		Earthquakes - Peru - 0.1%
	250,000(d)	International Bank for Reconstruction & Development, 8.416% (3 Month USD LIBOR + 600 bps), 2/15/21 (144A)							$249,500
		Multiperil - U.S. - 0.5%
	500,000(d)	Caelus Re V, 2.907% (1 Month U.S. Treasury Bill + 50 bps), 6/5/20 (144A)							$50
	250,000(d)	Caelus Re V, 9.907% (3 Month U.S. Treasury Bill + 750 bps), 6/7/21 (144A)							188,625
	500,000(d)	Kilimanjaro II Re, 12.063% (6 Month USD LIBOR + 949 bps), 4/20/21 (144A)							507,500
	Principal Amount USD ($)								Value
		Multiperil - U.S. - (continued)
	400,000(d)	Northshore Re II 2017 A, 9.609% (3 Month U.S. Treasury Bill + 721 bps), 7/6/20 (144A)							$402,320
	500,000(d)	Residential Reinsurance 2016, 7.599% (3 Month U.S. Treasury Bill + 520 bps), 12/6/20 (144A)							496,950
	250,000(d)	Tailwind Re, 13.407% (3 Month U.S. Treasury Bill + 1,100 bps), 1/8/22 (144A)							252,100
									$1,847,545
		Multiperil - Worldwide - 0.3%
	300,000(d)	Galilei Re, 8.116% (6 Month USD LIBOR + 560 bps), 1/8/20 (144A)							$299,430
	300,000(d)	Galilei Re, 9.296% (6 Month USD LIBOR + 678 bps), 1/8/20 (144A)							299,220
	300,000(d)	Galilei Re, 9.316% (6 Month USD LIBOR + 678 bps), 1/8/21 (144A)							298,530
	250,000(d)	Galilei Re, 11.146% (6 Month USD LIBOR + 863 bps), 1/8/20 (144A)							249,025
									$1,146,205
		Pandemic - Worldwide - 0.1%
	250,000(d)	International Bank for Reconstruction & Development, 13.965% (6 Month USD LIBOR + 1,150 bps), 7/15/20 (144A)							$181,250
		Total Catastrophe Linked Bonds							$4,510,745
		Collateralized Reinsurance - 1.0%
		Earthquakes - California - 0.1%
	400,000+(h)	Resilience Re, Variable Rate Notes, 1/8/19 (144A)							$400,000
		Multiperil - U.S. - 0.0%†
	300,000+(a)	Kingsbarns Re 2017, 5/15/19							$45,960
		Multiperil - Worldwide - 0.7%
	345,430+(a)	Clarendon Re 2018, 1/15/20							$307,544
	600,000+(a)	Cypress Re 2017, 1/10/20							51,960
	300,442+(a)	Dartmouth Re 2018, 1/15/20							162,359
	115,581+(a)	Dartmouth Re 2019, 1/31/20							91,401
	389,876+(a)	Gloucester Re 2018, 1/15/20							302,520
	368,836+	Kilarney Re 2018, 4/15/19							332,690
	12,000+(a)	Limestone Re 2016-1, 8/31/21							13,782
	12,000+(a)	Limestone Re, 8/31/21							13,782
	250,000+	Merion Re 2018, 12/31/21							15,875
	259,644+	Merion Re 2019-1, 12/31/22							205,664
	277,770+(a)	Oyster Bay Re 2018, 1/15/20							252,104
	250,000+(a)	Resilience Re, 4/8/19							253,425
	400,000+(a)	Resilience Re, 5/1/19							4,000
	283,700+(a)	Seminole Re 2018, 1/15/20							252,124
	276,582+(a)	Walton Health Re 2018, 6/15/19							138,291
	250,000+(a)	Wentworth Re 2017, 7/13/19							61,575
									$2,459,096
		Windstorm - Florida - 0.2%
	250,000+	Formby Re 2018, 6/15/19							$252,383
	86,906+(a)	Formby Re 2018-2, 3/31/19							713
	300,000+(a)	Portrush Re 2017, 6/15/19							198,870
									$451,966
		Windstorm - U.S. Regional - 0.0%†
	250,000+(a)	Oakmont Re 2017, 4/15/19							$2,875
	250,000+(a)	Promissum Re 2018, 6/15/19							18,300
									$21,175
		Total Collateralized Reinsurance							$3,378,197
		Industry Loss Warranties - 0.1%
		Multiperil - U.S. - 0.1%
	319,300+	Cypress Re 2018, 4/15/19							$298,513
		Total Industry Loss Warranties							$298,513
		Reinsurance Sidecars - 2.0%
		All Natural Peril - Worldwide - 0.1%
	93,251+(a)	Thopas Re 2019, 12/31/22							$93,745
	264,763+(a)	Versutus Re 2019-A, 12/31/21							266,061
									$359,806
		Multiperil - U.S. - 0.4%
	3,900,000+(a)	Carnoustie Re 2015, 7/1/19							$12,480
	2,600,000+(a)	Carnoustie Re 2016, 11/30/20							70,200
	800,000+(a)	Carnoustie Re 2017, 11/30/21							203,360
	250,000+(a)	Carnoustie Re 2018, 12/31/21							47,475
	1,000,000+(a)	Harambee Re 2018, 12/31/21							901,700
	1,300,000+(a)	Prestwick Re 2015-1, 7/1/19							22,100
									$1,257,315
		Multiperil - Worldwide - 1.5%
	250,000+(a)	Alturas Re 2019-2, 3/10/22							$250,725
	1,300,000+(a)	Arlington Re 2015, 2/1/20							63,180
	1,422,258+	Berwick Re 2018-1, 12/31/21							234,815
	600,000+(a)	Berwick Re 2019-1, 12/31/22							600,000
	250,000+(a)	Blue Lotus Re 2018, 12/31/21							261,875
	150,000+(a)	Eden Re II, 3/22/21							39,780
	22,500+(a)	Eden Re II, 3/22/22 (144A)							69,698
	12,500+(a)	Eden Re II, 3/22/22 (144A)							39,379
	1,600,000+(a)	Gleneagles Re 2016, 11/30/20							99,200
	250,000+(a)	Gleneagles Re 2018, 12/31/21							29,575
	Principal Amount USD ($)								Value
		Multiperil - Worldwide - (continued)
	250,000+(a)	Limestone Re, 3/1/22							$256,875
	450,000+(a)	Lorenz Re 2017, 3/31/20							67,455
	450,000+(a)	Lorenz Re 2018, 7/1/21							323,325
	490,000+(a)	Madison Re 2016, 3/31/19							39,506
	300,000+(a)	Madison Re 2017, 12/31/19							95,130
	250,000+(a)	Madison Re 2018, 12/31/21							198,250
	600,000+(a)	Merion Re 2018-2, 12/31/21							585,162
	3,900,000+(a)	Pangaea Re 2015-1, 2/1/20							7,020
	3,500,000+	Pangaea Re 2016-1, 11/30/20							17,150
	1,000,000+	Pangaea Re 2016-2, 11/30/20							5,400
	300,000+(a)	Pangaea Re 2018-1, 12/31/21							17,640
	300,000+(a)	Pangaea Re 2018-3, 7/1/22							255,990
	245,774+(a)	Pangaea Re 2019-1, 2/1/23							246,966
	500,000+(a)	St. Andrews Re 2017-1, 2/1/20							33,900
	521,395+(a)	St. Andrews Re 2017-4, 6/1/19							51,305
	250,000+(a)	Thopas Re 2018, 12/31/21							221,650
	3,000,000+(a)	Versutus Re 2016-1, 11/30/20							14,100
	600,000+(a)	Versutus Re 2017-A, 11/30/21							300
	300,000+(a)	Versutus Re 2018-A, 12/31/21							296,250
	35,236+(a)	Versutus Re 2019-B, 12/31/21							35,236
	250,000+(a)	Viribus Re 2018, 12/31/21							232,500
	253,645+(a)	Woburn Re 2018, 12/31/21							182,624
	170,000+(a)	Woburn Re 2019, 12/31/22							170,000
									$5,041,961
		Total Reinsurance Sidecars							$6,659,082
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $15,957,770)							$14,846,537
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 2.6% of Net Assets*(d)
		Automobile - 0.0%†
	1,718	Allison Transmission, Inc., New Term Loan, 4.26% (LIBOR + 175 bps), 9/23/22							$1,711
		Total Automobile							$1,711
		Diversified & Conglomerate Service - 0.2%
	480,749	IAP Worldwide Services, Inc., Second Lien Term Loan, 9.303% (LIBOR + 650 bps), 7/18/19							$477,744
		Total Diversified & Conglomerate Service							$477,744
		Healthcare, Education & Childcare - 0.6%
	853,125	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 6.999% (LIBOR + 450 bps), 10/24/23							$846,727
	1,173,507	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 7.129% (LIBOR + 450 bps), 11/16/25							1,148,204
		Total Healthcare, Education & Childcare							$1,994,931
		Metals & Mining - 0.4%
	1,393,000	Aleris International, Inc., Initial Term Loan, 7.249% (LIBOR + 475 bps), 2/27/23							$1,396,483
		Total Metals & Mining							$1,396,483
		Oil & Gas - 0.1%
	435,436	Gavilan Resources LLC, Second Lien Initial Term Loan, 8.519% (LIBOR + 600 bps), 3/1/24							$349,437
		Total Oil & Gas							$349,437
		Personal, Food & Miscellaneous Services - 0.5%
	2,526,524	Revlon Consumer Products Corp., Initial Term B Loan, 6.207% (LIBOR + 350 bps), 9/7/23							$1,806,464
		Total Personal, Food & Miscellaneous Services							$1,806,464
		Retail - 0.4%
	1,480,519	Neiman Marcus Group, Ltd. LLC, Other Term Loan, 5.763% (LIBOR + 325 bps), 10/25/20							$1,317,045
		Total Retail							$1,317,045
		Transportation - 0.2%
	783,123	DynCorp International, Inc., Term Loan B2, 8.513% (LIBOR + 600 bps), 7/7/20							$779,208
		Total Transportation							$779,208
		Utilities - 0.2%
	698,250	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), Initial Term Loan, 4.499% (LIBOR + 200 bps), 8/4/23							$688,649
		Total Utilities							$688,649
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $9,529,737)							$8,811,672
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4% of Net Assets
	1,700,000(f)	U.S. Treasury Bills, 2/12/19							$1,698,799
	1,710,000(f)	U.S. Treasury Bills, 2/19/19							1,707,990
	1,700,000(f)	U.S. Treasury Bills, 2/26/19							1,697,217
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $5,104,005)							$5,104,006
	Shares								Value
		RIGHTS/WARRANTS - 0.0%† of Net Assets
		Machinery - 0.0%
	747^(a)(i)	LTR Intermediate Holdings, Inc.							$–
		Total Machinery							$–
		Metals & Mining - 0.0%†
	318,254(a)(j)	ANR, Inc.							$4,296
		Total Metals & Mining							$4,296
	Shares								Value
		Oil, Gas & Consumable Fuels - 0.0%†
	61(a)(k)	Contura Energy, Inc.							$1,794
	7,597^(a)(l)	Midstates Petroleum Co., Inc.							–
		Total Oil, Gas & Consumable Fuels							$1,794
		TOTAL RIGHTS/WARRANTS
		(Cost $36,833)							$6,090
	Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
		OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%
	297,012^(m)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–	MXN	–(o)	10/23/22	$–
	297,012^(n)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–	MXN	–(o)	10/23/22	–
									$–
		TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
		(Premiums paid $0)							$–
		OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED - 0.1%
	21,795,000	Put EUR Call USD	Bank of America NA	EUR	303,808	EUR	1.15	5/27/19	$294,249
	3,900,000	Put EUR Call USD	Bank of America NA	EUR	58,449	EUR	1.15	9/23/19	69,669
	5,925,000	Put EUR Call USD	Bank of America NA	EUR	81,546	EUR	1.13	1/9/20	84,421
									$448,339
		TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED
		(Premiums paid $443,803)							$448,339
		TOTAL OPTIONS PURCHASED
		(Premiums paid $443,803)							$448,339
	Principal Amount USD ($)								Value
		TEMPORARY CASH INVESTMENTS - 0.7% of Net Assets
		REPURCHASE AGREEMENTS - 0.7%
	570,000	$570,000 ScotiaBank, 2.54%, dated 1/31/19 plus accrued interest on 2/1/19 collateralized by $581,441 Federal National Mortgage Association, 4.0%, 10/1/48 - 12/1/48							$570,000
	570,000	$570,000 RBC Capital Markets LLC, 2.54%, dated 1/31/19 plus accrued interest on 2/1/19 collateralized by $581,441 Freddie Mac Giant, 4.5%, 5/1/48							570,000
	570,000	$570,000 TD Securities USA LLC, 2.55%, dated 1/31/19 plus accrued interest on 2/1/19 collateralized by $581,400 Freddie Mac Giant, 4.5%, 1/1/49							570,000
	570,000	$570,000 TD Securities USA LLC, 2.57%, dated 1/31/19 plus accrued interest on 2/1/19 collateralized by $581,400 Freddie Mac Giant, 4.5%, 1/1/49							570,000
									$2,280,000
		TOTAL TEMPORARY CASH INVESTMENTS
		(Cost $2,280,000)							$2,280,000
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.0%
		(Cost $367,144,339)							$334,372,829
	Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
		OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN - (0.0)%†
	(21,795,000)	Call EUR Put USD	Bank of America NA	EUR	303,808	EUR	1.27	5/29/19	$(4,479)
	(3,900,000)	Call EUR Put USD	Bank of America NA	EUR	58,449	EUR	1.27	9/23/19	(10,099)
	(5,925,000)	Call EUR Put USD	Bank of America NA	EUR	81,546	EUR	1.25	1/9/20	(54,700)
									$(69,278)
		TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN
		(Premiums received $(443,803))							$(69,278)
		OTHER ASSETS AND LIABILITIES - 2.0%							$6,659,436
		NET ASSETS - 100.0%							$340,962,987

(1)	Securities are restricted as to resale.
BADLARPP	Argentine Deposit Rate Badlar Private Banks 30-35 Days.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2019, the value of these securities amounted to $211,287,650, or 62.0% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2019.

^	Security is valued using fair value methods (other than supplied by independent pricing services).
+	Securities that used significant unobservable inputs to determine their value.
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2019.
(d)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2019.
(e)	Security is in default.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.
(h)	Rate to be determined.
(i)	LTR Intermediate Holdings, Inc. warrants are exercisable into 747 shares.
(j)	ANR, Inc. warrants are exercisable into 318,254 shares.
(k)	Contura Energy, Inc. warrants are exercisable into 61 shares.
(l)	Midstates Petroleum Co., Inc. warrants are exercisable into 7,597 shares.
(m)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.
(n)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.0 Billion.
(o)	Strike price is 1 Mexican Peso (MXN).

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
USD	704,644	MXN	(13,498,708)	Bank of America NA	3/27/19	$ 4,420
EUR	865,334	USD	(981,929)	State Street Bank & Trust Co.	3/27/19	12,666
NOK	20,938,362	EUR	(2,151,361)	State Street Bank & Trust Co.	3/28/19	15,038
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$ 32,124

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION

Notional Amount ($)(1)	Obligation Reference/ Index		Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation (Depreciation)	Market Value
4,150,100	Markit CDX North America High Yield Index Series 25		Receive	5.00%	12/20/20	$ 230,146	$ 22,392	$ 252,538
3,177,600	Markit CDX North America High Yield Index Series 26		Receive	5.00%	6/20/21	221,703	(15,891)	205,812
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$ 451,849	$ 6,501	$ 458,350

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
650,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	$ (79,625)	$ 101,002	$ 21,377
415,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(50,837)	64,485	13,648
690,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(77,625)	100,318	22,693
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$ (208,087)	$ 265,805	$ 57,718
TOTAL SWAP CONTRACTS						$ 243,762	$ 272,306	$ 516,068

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly.

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

ARS	-	Argentine Peso
DOP	-	Dominican Republic Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
UYU	-	Uruguayan Peso

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2019, in valuing the Fund’s investments.

	Level 1	Level 2		Level 3		Total
Common Stocks
Oil, Gas & Consumable Fuels	$665,336	$–		$1,233,056		$1,898,392
Paper & Forest Products	–	45,948		–		45,948
All Other Common Stocks	67,359	–		–		67,359
Convertible Preferred Stocks	4,423,033	–		–		4,423,033
Asset Backed Security	–	454,731		–		454,731
Collateralized Mortgage Obligations	–	4,072,620		563,850		4,636,470
Convertible Corporate Bonds	–	5,682,560		–		5,682,560
Corporate Bonds	–	261,564,034		–		261,564,034
Foreign Government Bonds	–	24,103,658		–		24,103,658
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes - California	–	–		400,000		400,000
Multiperil - U.S.	–	–		45,960		45,960
Multiperil - Worldwide	–	–		2,459,096		2,459,096
Windstorm - Florida	–	–		451,966		451,966
Windstorm - U.S. Regional	–	–		21,175		21,175
Industry Loss Warranties
Multiperil - U.S.	–	–		298,513		298,513
Reinsurance Sidecars
All Natural Peril - Worldwide	–	–		359,806		359,806
Multiperil - U.S.	–	–		1,257,315		1,257,315
Multiperil - Worldwide	–	–		5,041,961		5,041,961
All Other Insurance-Linked Securities	–	4,510,745		–		4,510,745
Senior Secured Floating Rate Loan Interests	–	8,811,672		–		8,811,672
U.S. Government and Agency Obligations	–	5,104,006		–		5,104,006
Rights/Warrants
Machinery	–	–		–	*	–	*
Metals & Mining	–	4,296		–		4,296
Oil, Gas & Consumable Fuels	1,794	–		–	*	1,794
Over The Counter (OTC) Call Options Purchased	–	–	*	–		–	*
Over The Counter (OTC) Currency Put Option Purchased		448,339				448,339
Repurchase Agreements	–	2,280,000		–		2,280,000
Total Investments in Securities	$5,157,522	$317,082,609		$12,132,698		$334,372,829
Other Financial Instruments
Over The Counter (OTC) Currency Call Options Written	$–	$(69,278)		$–		$(69,278)
Net unrealized appreciation on forward foreign currency contracts	–	32,124		–		32,124
Swap contracts, at value	–	516,068		–		516,068
Total Other Financial Instruments	$–	$478,914		$–		$478,914

* Security valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Collateralized Mortgage Obligations	Common Stocks	Insurance-Linked Securities	Total
Balance as of 10/31/18	$--	$1,233,056	$13,830,093	$15,063,149
Realized gain (loss)	--	--	(2,760)	(2,760)
Change in unrealized appreciation (depreciation)	(13,875)	--	(1,107,915)	(1,121,790)
Accrued discounts/premiums	1,275	--	971	2,246
Purchases	--	--	2,240,771	2,240,771
Sales	--	--	(4,625,368)	(4,625,368)
Transfers in to Level 3*	576,450	--	--	576,450
Transfers out of Level 3*	--	--	--	–
Balance as of 1/31/19	$563,850	$1,233,056	$10,335,792	$12,132,698

*
Transfers are calculated on the beginning of period values. During the three months ended January 31, 2019, a security valued at $41,353 transferred from Level 1 to Level 2 due to the use of other significant observable inputs. A security valued at $2,684 transferred from Level 2 to Level 1 as quoted prices in active markets were available. A security valued at $576,450 transferred from Level 2 to Level 3 due to the use of significant unobservable inputs. There were no other transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2019: $(1,075,978).

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust VII

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date March 29, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date March 29, 2019

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date March 29, 2019

* Print the name and title of each signing officer under his or her signature.